UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments.

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
January 31, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed Security – 0.12%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	133,959	$147,659
Total Agency Asset-Backed Security
(cost $132,876)		147,659

Agency Collateralized Mortgage Obligations – 0.65%
Fannie Mae REMICs
Series 2002-90 A1
6.50% 6/25/42	15,470	17,768
Series 2002-90 A2
6.50% 11/25/42	34,683	39,483
Series 2012-122 SD
5.932% 11/25/42 ●∑	87,533	21,559
Series 2013-38 AI
3.00% 4/25/33 ∑	171,098	22,814
Series 2013-44 DI
3.00% 5/25/33 ∑	223,936	30,077
Fannie Mae Whole Loan
REMIC Trust
Series 2004-W11 1A2
6.50% 5/25/44	27,993	33,486
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	58,718	66,711
Series 2326 ZQ
6.50% 6/15/31	51,728	59,218
Series 3123 HT
5.00% 3/15/26	170,307	183,431
Series 3656 PM
5.00% 4/15/40	115,198	127,303
Series 4185 LI
3.00% 3/15/33 ∑	86,945	12,256
Series 4191 CI
3.00% 4/15/33 ∑	88,159	11,487
GNMA
Series 2010-113 KE
4.50% 9/20/40	125,000	140,352
Total Agency Collateralized Mortgage
Obligations (cost $720,127)		765,945

Agency Mortgage-Backed Securities – 25.15%
Fannie Mae
6.50% 8/1/17	4,905	5,106
Fannie Mae ARM
2.057% 8/1/34 ●	38,776	40,953
2.08% 3/1/38 ●	40,255	42,814
2.311% 4/1/36 ●	30,862	32,984
2.421% 5/1/43 ●	31,054	31,581
Fannie Mae ARM
2.546% 6/1/43 ●	10,965	11,242
3.204% 4/1/44 ●	74,901	78,604
3.267% 3/1/44 ●	58,032	61,294
3.31% 9/1/43 ●	34,169	35,950
Fannie Mae Relocation 30 yr
5.00% 11/1/33	2,032	2,225
5.00% 1/1/34	2,278	2,494
5.00% 11/1/34	5,068	5,549
5.00% 10/1/35	15,588	17,058
5.00% 1/1/36	16,539	18,109
Fannie Mae S.F. 15 yr
2.50% 2/1/28	81,956	84,994
2.50% 5/1/28	12,655	13,124
3.50% 7/1/26	24,471	26,172
4.00% 4/1/24	15,471	16,459
4.00% 5/1/24	71,512	76,106
4.00% 5/1/25	22,362	23,885
4.00% 6/1/25	75,706	80,819
4.00% 11/1/25	79,728	85,434
4.00% 12/1/26	36,765	39,118
4.00% 1/1/27	397,328	425,136
4.00% 5/1/27	79,219	84,781
4.00% 8/1/27	47,486	50,689
4.50% 1/1/20	6,669	7,055
5.00% 5/1/20	10,401	11,155
5.00% 7/1/20	2,195	2,357
5.00% 12/1/20	4,201	4,527
5.00% 5/1/21	1,897	2,023
5.00% 6/1/23	7,841	8,454
5.50% 5/1/20	184	195
5.50% 6/1/23	49,718	54,543
6.00% 8/1/22	30,825	33,759
Fannie Mae S.F. 15 yr TBA
2.50% 3/1/29	1,833,000	1,892,773
Fannie Mae S.F. 20 yr
3.00% 2/1/33	5,149	5,401
3.00% 8/1/33	14,353	15,050
3.00% 8/1/34	36,545	38,213
3.50% 9/1/33	21,253	22,817
4.00% 1/1/31	10,519	11,342
4.00% 2/1/31	29,466	31,810
5.00% 11/1/23	1,730	1,911
5.50% 8/1/28	59,629	66,753
5.50% 12/1/29	3,018	3,380
6.00% 12/1/21	2,782	3,147
6.00% 9/1/29	18,565	21,002
Fannie Mae S.F. 30 yr
3.00% 7/1/42	31,320	32,438

(continues)     NQ-DPT-164 [1/15] 3/15 (14092) 1

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 10/1/42	469,640	$486,530
3.00% 12/1/42	71,793	74,368
3.00% 1/1/43	203,089	210,334
3.00% 2/1/43	22,561	23,368
3.00% 4/1/43	96,768	100,202
3.00% 5/1/43	56,592	58,583
3.50% 8/1/42	56,253	59,563
3.50% 1/1/43	351,664	372,239
4.00% 8/1/43	17,017	18,421
4.50% 7/1/36	9,098	9,907
4.50% 4/1/39	84,991	92,399
4.50% 11/1/40	24,317	26,490
4.50% 3/1/41	47,346	51,536
4.50% 4/1/41	93,888	102,280
4.50% 7/1/41	42,605	46,389
4.50% 10/1/41	28,319	30,801
4.50% 11/1/41	25,975	28,264
4.50% 1/1/42	1,403,713	1,526,323
4.50% 12/1/43	4,227	4,589
4.50% 5/1/44	19,493	21,183
4.50% 6/1/44	97,515	106,100
5.00% 3/1/34	4,996	5,539
5.00% 2/1/35	53,402	59,199
5.00% 3/1/35	8,073	8,953
5.00% 6/1/35	8,447	9,450
5.00% 7/1/35	16,025	17,773
5.00% 10/1/35	37,854	41,938
5.00% 11/1/35	11,762	13,038
5.00% 4/1/37	10,057	11,117
5.00% 8/1/37	3,127	3,467
5.00% 2/1/38	10,508	11,650
5.50% 12/1/32	2,251	2,532
5.50% 4/1/34	7,969	8,957
5.50% 11/1/34	7,721	8,685
5.50% 12/1/34	301,039	338,427
5.50% 3/1/35	18,311	20,530
5.50% 5/1/35	13,668	15,350
5.50% 6/1/35	9,535	10,702
5.50% 12/1/35	8,557	9,590
5.50% 1/1/36	7,914	8,882
5.50% 4/1/36	151,015	168,832
5.50% 5/1/36	3,911	4,383
5.50% 7/1/36	3,265	3,666
5.50% 11/1/36	14,987	16,779
5.50% 1/1/37	61,166	68,436
5.50% 2/1/37	29,584	33,069
5.50% 4/1/37	123,595	138,236
5.50% 8/1/37	21,917	24,596
Fannie Mae S.F. 30 yr
5.50% 1/1/38	739	825
5.50% 2/1/38	153,203	171,283
5.50% 4/1/38	112,115	125,234
5.50% 6/1/38	132,319	147,853
5.50% 9/1/38	31,600	35,448
5.50% 1/1/39	57,119	63,936
5.50% 10/1/39	100,649	112,502
5.50% 11/1/39	70,314	78,541
5.50% 7/1/40	30,356	33,959
5.50% 9/1/41	589,516	658,567
6.00% 4/1/35	627,098	715,151
6.00% 7/1/35	64,441	73,439
6.00% 6/1/36	3,750	4,258
6.00% 7/1/36	7,644	8,700
6.00% 12/1/36	4,580	5,219
6.00% 2/1/37	12,917	14,647
6.00% 6/1/37	2,383	2,733
6.00% 7/1/37	2,473	2,811
6.00% 8/1/37	28,351	32,136
6.00% 9/1/37	4,438	5,034
6.00% 11/1/37	5,846	6,699
6.00% 5/1/38	112,496	127,493
6.00% 7/1/38	1,626	1,841
6.00% 9/1/38	11,374	12,886
6.00% 10/1/38	47,887	54,344
6.00% 11/1/38	10,476	11,929
6.00% 1/1/39	20,334	23,065
6.00% 2/1/39	25,220	28,582
6.00% 9/1/39	170,375	193,096
6.00% 3/1/40	18,575	21,094
6.00% 4/1/40	10,268	11,648
6.00% 9/1/40	16,128	18,301
6.00% 11/1/40	6,746	7,735
6.00% 5/1/41	156,382	177,814
7.00% 12/1/33	8,648	9,934
7.00% 5/1/35	940	1,052
7.00% 6/1/35	2,302	2,398
7.00% 12/1/37	8,414	8,997
7.50% 6/1/31	1,357	1,671
7.50% 6/1/34	10,419	12,085
Fannie Mae S.F. 30 yr TBA
3.00% 3/1/44	8,239,000	8,498,464
3.50% 3/1/44	668,000	704,077
4.00% 3/1/44	3,348,000	3,578,567
4.50% 3/1/44	2,779,000	3,012,501
5.50% 2/1/44	209,000	233,737
Freddie Mac ARM
2.307% 4/1/34 ●	2,413	2,565

2 NQ-DPT-164 [1/15] 3/15 (14092)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
2.536% 1/1/44 ●	123,975	$128,514
Freddie Mac Relocation 30 yr
5.00% 9/1/33	2,044	2,237
Freddie Mac S.F. 15 yr
4.00% 12/1/24	13,638	14,488
4.00% 5/1/25	6,907	7,359
4.00% 8/1/25	17,623	18,778
4.00% 4/1/26	20,087	21,461
4.50% 8/1/24	35,436	38,325
4.50% 7/1/25	7,203	7,790
4.50% 6/1/26	16,981	18,372
Freddie Mac S.F. 20 yr
3.50% 1/1/34	54,637	58,034
Freddie Mac S.F. 30 yr
3.00% 10/1/42	32,401	33,565
3.00% 11/1/42	27,244	28,306
4.50% 10/1/39	13,089	14,227
4.50% 4/1/41	195,805	212,909
4.50% 3/1/42	115,330	125,371
5.50% 3/1/34	54,183	61,030
5.50% 12/1/34	4,337	4,886
5.50% 9/1/35	75,932	85,227
5.50% 11/1/35	8,562	9,601
5.50% 6/1/36	2,809	3,146
5.50% 11/1/36	6,425	7,189
5.50% 12/1/36	1,492	1,668
5.50% 9/1/37	9,677	10,824
5.50% 4/1/38	450,889	504,267
5.50% 6/1/38	3,562	3,976
5.50% 7/1/38	35,721	39,951
5.50% 8/1/38	21,734	24,298
5.50% 6/1/39	37,004	41,393
5.50% 3/1/40	16,037	17,939
5.50% 8/1/40	53,250	59,536
5.50% 1/1/41	16,729	18,705
5.50% 6/1/41	300,572	335,987
6.00% 2/1/36	9,752	11,126
6.00% 1/1/38	6,395	7,214
6.00% 6/1/38	17,674	19,974
6.00% 8/1/38	23,945	27,177
6.00% 5/1/40	7,205	8,143
7.00% 11/1/33	1,258	1,535
Freddie Mac S.F. 30 yr TBA
6.00% 2/1/44	62,000	70,070
GNMA I S.F. 30 yr
5.00% 6/15/40	9,740	10,786
7.00% 12/15/34	156,888	189,846
7.50% 12/15/31	360	452
GNMA I S.F. 30 yr
7.50% 2/15/32	359	442
Total Agency Mortgage-Backed Securities
(cost $29,222,390)		29,537,405

Agency Obligation – 0.08%
Tennessee Valley Authority
2.875% 9/15/24	90,000	95,442
Total Agency Obligation
(cost $89,046)		95,442

Commercial Mortgage-Backed Securities – 5.48%
Banc of America Commercial
Mortgage Trust
Series 2006-1 AM
5.421% 9/10/45 ●	550,000	568,404
Series 2007-4 AM
5.821% 2/10/51 ●	60,000	65,550
CD Commercial Mortgage
Trust
Series 2005-CD1 AM
5.226% 7/15/44 ●	60,000	61,459
Series 2005-CD1 C
5.226% 7/15/44 ●	20,000	20,369
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	100,000	107,637
Series 2015-GC27 A5
3.137% 2/10/48	125,000	128,745
Commercial Mortgage Trust
Series 2014-CR19 A5
3.796% 8/10/47	40,000	43,653
Series 2014-CR20 A4
3.59% 11/10/47	162,000	174,041
Series 2014-CR20 AM
3.938% 11/10/47	30,000	32,200
Series 2014-CR21 A3
3.528% 12/10/47	95,000	101,574
Series 2015-LC19 A4
3.183% 2/10/48	180,000	186,441
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	400,000	459,698
Series 2011-LC1A C 144A
5.557% 11/10/46 #●	135,000	154,776
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.615% 11/25/49 #●	180,000	197,605

(continues)     NQ-DPT-164 [1/15] 3/15 (14092) 3

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2011-K13 B 144A
4.60% 1/25/48 #●	100,000	$109,691
Series 2011-K15 B 144A
4.931% 8/25/44 #●	55,000	61,568
Series 2011-K702 B 144A
4.77% 4/25/44 #●	20,000	21,449
Series 2011-K703 B 144A
4.884% 7/25/44 #●	55,000	59,279
Series 2012-K19 B 144A
4.036% 5/25/45 #●	15,000	16,033
Series 2012-K22 B 144A
3.686% 8/25/45 #●	60,000	62,445
Series 2012-K22 C 144A
3.686% 8/25/45 #●	70,000	71,527
Series 2012-K707 B 144A
3.883% 1/25/47 #●	35,000	36,716
Series 2012-K708 B 144A
3.759% 2/25/45 #●	150,000	156,660
Series 2012-K708 C 144A
3.759% 2/25/45 #●	25,000	25,727
Series 2012-K711 B 144A
3.562% 8/25/45 #●	10,000	10,389
Series 2013-K26 C 144A
3.60% 12/25/45 #●	40,000	40,067
Series 2013-K31 C 144A
3.627% 7/25/46 #●	135,000	135,714
Series 2013-K33 B 144A
3.503% 8/25/46 #●	45,000	46,193
Series 2013-K33 C 144A
3.503% 8/25/46 #●	45,000	43,945
Series 2013-K712 B 144A
3.368% 5/25/45 #●	300,000	308,748
Series 2013-K713 B 144A
3.165% 4/25/46 #●	110,000	112,194
Series 2013-K713 C 144A
3.165% 4/25/46 #●	110,000	109,325
Series 2014-K716 B 144A
3.954% 8/25/47 #●	35,000	36,604
Series 2014-K716 C 144A
3.954% 8/25/47 #●	55,000	56,517
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	12,114	12,112
Series 2006-GG6 A4
5.553% 4/10/38 ●	55,000	56,245
Series 2010-C1 C 144A
5.635% 8/10/43 #●	100,000	111,218
Grace Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	700,000	745,001
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	235,000	236,389
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	100,000	101,681
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C18 A1
1.254% 2/15/47	150,892	151,012
Series 2014-C22 B
4.562% 9/15/47 ●	30,000	32,943
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.548% 8/12/37 ●	20,000	21,993
Series 2005-LDP5 D
5.383% 12/15/44 ●	40,000	41,046
Series 2006-LDP8 AM
5.44% 5/15/45	120,000	127,207
Series 2011-C5 B 144A
5.323% 8/15/46 #●	450,000	522,225
Lehman Brothers-UBS
Commercial
Mortgage Trust
Series 2004-C1 A4
4.568% 1/15/31	3,854	3,911
Series 2006-C6 AJ
5.452% 9/15/39 ●	85,000	89,413
Series 2006-C6 AM
5.413% 9/15/39	75,000	79,651
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C18 A4
3.923% 10/15/47	45,000	49,689
Series 2014-C19 AS
3.832% 12/15/47	30,000	31,972
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.201% 11/14/42 ●	55,000	56,161
Series 2006-T21 AM
5.204% 10/12/52 ●	55,000	56,723

4 NQ-DPT-164 [1/15] 3/15 (14092)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
TimberStar Trust 1
Series 2006-1A A 144A
5.668% 10/15/36 #	25,000	$26,572
WF-RBS Commercial
Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	60,000	66,187
Total Commercial Mortgage-Backed
Securities (cost $6,350,139)		6,442,294

Convertible Bonds – 0.17%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
expiration date 4/27/18	7,000	6,659
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	7,000	7,236
ArvinMeritor 4.00% exercise
price $26.73, expiration
date 2/12/27 ϕ	14,000	14,613
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	10,000	10,519
Blucora 4.25% exercise price
$21.66, expiration date
3/29/19	3,000	2,814
Chesapeake Energy 2.50%
exercise price $47.77,
expiration date 5/15/37	3,000	2,925
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	7,000	8,383
General Cable 4.50% exercise
price $34.47, expiration
date 11/15/29 ϕ	12,000	7,627
Gilead Sciences 1.625%
exercise price $22.71,
expiration date 4/29/16	4,000	18,420
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32	6,000	6,443
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 ϕ	7,000	8,317
Illumina 0.25% exercise price
$83.55, expiration date
3/11/16	4,000	9,348
Intel 3.25% exercise price
$21.71, expiration date
8/1/39	6,000	9,765
Jefferies Group 3.875%
exercise price $45.06,
expiration date 10/31/29	8,000	8,260
Lexington Realty Trust 144A
6.00% exercise price
$6.60, expiration date
1/11/30#	3,000	5,046
Liberty Interactive 0.75%
exercise price $1,000.00,
expiration date 3/30/43	7,000	9,135
Mylan 3.75% exercise price
$13.32, expiration date
9/15/15	2,000	7,971
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31	9,000	8,927
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	16,000	20,150
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41	5,000	2,400
SanDisk 1.50% exercise price
$51.36, expiration date
8/11/17	9,000	13,989
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19	7,000	5,075
Vector Group 2.50% exercise
price $16.78, expiration
date 1/14/19 ●	2,000	2,845
Total Convertible Bonds (cost $166,859)		196,867

Corporate Bonds – 43.69%
Banking – 5.57%
Bank of America
4.25% 10/22/26	615,000	639,494
Barclays 2.75% 11/8/19	400,000	408,656
BB&T
2.45% 1/15/20	170,000	174,111
5.25% 11/1/19	337,000	382,865
BBVA Banco
Continental 144A
5.00% 8/26/22 #	40,000	42,600
BBVA Bancomer 144A
7.25% 4/22/20 #	100,000	112,990
City National 5.25% 9/15/20	70,000	81,250

(continues)      NQ-DPT-164 [1/15] 3/15 (14092) 5

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group 144A
6.25% 12/29/49 #●		200,000	$193,330
Export-Import Bank of
China 144A
2.50% 7/31/19 #		200,000	202,796
Goldman Sachs Group
5.20% 12/17/19	NZD	40,000	29,758
6.15% 4/1/18		375,000	423,957
JPMorgan Chase
4.125% 12/15/26		1,050,000	1,092,026
6.75% 8/29/49 ●		65,000	69,855
KeyBank 5.45% 3/3/16		250,000	262,550
Lloyds Banking Group
7.50% 4/30/49 ●		200,000	205,000
Morgan Stanley
2.65% 1/27/20		75,000	76,241
4.35% 9/8/26		260,000	272,442
Northern Trust
3.95% 10/30/25		40,000	43,563
Oversea-Chinese
Banking 144A
4.00% 10/15/24 #●		200,000	207,526
PNC Bank 6.875% 4/1/18		250,000	290,513
PNC Preferred Funding Trust
II 144A
1.463% 3/31/49 #●		100,000	94,500
Santander Holdings USA
3.45% 8/27/18		45,000	47,087
Santander UK 144A
5.00% 11/7/23 #		200,000	216,417
State Street 3.10% 5/15/23		75,000	76,905
SunTrust Banks
2.35% 11/1/18		75,000	76,530
SVB Financial Group
3.50% 1/29/25		120,000	120,017
US Bancorp 3.60% 9/11/24		40,000	42,248
US Bank 2.80% 1/27/25		250,000	255,559
USB Capital IX
3.50% 10/29/49 ●		355,000	295,094
Wells Fargo
5.875% 6/15/50 ●		45,000	47,137
Zions Bancorp
4.50% 6/13/23		55,000	59,287
			6,542,304
Basic Industry – 3.31%
ArcelorMittal 10.60% 6/1/19		90,000	107,910
Celanese U.S. Holdings
4.625% 11/15/22		65,000	65,163
CF Industries
5.15% 3/15/34		120,000	136,226
5.375% 3/15/44		200,000	230,539
7.125% 5/1/20		125,000	151,611
Dow Chemical
3.50% 10/1/24		50,000	51,520
8.55% 5/15/19		209,000	263,446
Eastman Chemical
2.70% 1/15/20		70,000	71,680
FMG Resources August
2006 144A
6.875% 4/1/22 #		105,000	82,819
Freeport-McMoRan
4.00% 11/14/21		30,000	28,405
4.55% 11/14/24		400,000	366,284
Georgia-Pacific
144A 2.539% 11/15/19 #		15,000	15,302
144A 3.60% 3/1/25 #		225,000	233,031
8.00% 1/15/24		150,000	203,889
Gerdau Holdings 144A
7.00% 1/20/20 #		100,000	108,500
International Paper
4.80% 6/15/44		15,000	16,442
6.00% 11/15/41		15,000	18,906
LyondellBasell Industries
5.75% 4/15/24		400,000	473,876
Methanex 4.25% 12/1/24		285,000	286,471
Novelis 8.75% 12/15/20		65,000	70,037
OCP 144A 5.625% 4/25/24 #		200,000	218,774
PPG Industries
2.30% 11/15/19		290,000	295,104
Rock-Tenn 3.50% 3/1/20		70,000	72,685
Rockwood Specialties Group
4.625% 10/15/20		80,000	83,500
Weyerhaeuser
4.625% 9/15/23		150,000	167,118
Yamana Gold
4.95% 7/15/24		65,000	65,956
			3,885,194
Brokerage – 0.28%
Jefferies Group
5.125% 1/20/23		70,000	72,451
6.45% 6/8/27		30,000	32,117
6.50% 1/20/43		15,000	15,491

6 NQ-DPT-164 [1/15] 3/15 (14092)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Lazard Group
6.85% 6/15/17	184,000	$205,518
		325,577
Capital Goods – 0.61%
Algeco Scotsman Global
Finance 144A
8.50% 10/15/18 #	265,000	261,025
Ball 5.75% 5/15/21	85,000	89,356
Crane
2.75% 12/15/18	20,000	20,522
4.45% 12/15/23	95,000	103,845
Ingersoll-Rand Global Holding
4.25% 6/15/23	145,000	157,482
Parker-Hannifin
3.30% 11/21/24	10,000	10,659
Trinity Industries
4.55% 10/1/24	80,000	79,504
		722,393
Communications – 6.70%
America Movil
5.00% 3/30/20	105,000	117,941
American Tower Trust I 144A
3.07% 3/15/23 #	65,000	66,453
AT&T 4.80% 6/15/44	295,000	315,827
Bharti Airtel International
Netherlands 144A
5.35% 5/20/24 #	400,000	453,388
British Sky Broadcasting
Group 144A
3.75% 9/16/24 #	400,000	419,276
CC Holdings GS V
3.849% 4/15/23	65,000	66,814
CenturyLink 5.80% 3/15/22	70,000	74,025
Columbus International 144A
7.375% 3/30/21 #	200,000	206,500
Comcast
3.375% 2/15/25	420,000	445,350
4.75% 3/1/44	25,000	30,280
Cox Communications
144A 3.85% 2/1/25 #	225,000	234,946
144A 4.80% 2/1/35 #	15,000	16,546
Crown Castle Towers 144A
4.883% 8/15/20 #	275,000	305,546
Digicel Group 144A
8.25% 9/30/20 #	100,000	97,800
DIRECTV Holdings
3.95% 1/15/25	245,000	257,659
DISH DBS
5.00% 3/15/23	295,000	290,575
7.875% 9/1/19	50,000	56,875
Intelsat Luxembourg
8.125% 6/1/23	765,000	776,475
MTS International
Funding 144A
8.625% 6/22/20 #	100,000	96,666
Omnicom Group
3.65% 11/1/24	250,000	261,973
Orange 5.50% 2/6/44	135,000	169,560
SBA Tower Trust
144A 2.24% 4/16/18 #	45,000	44,992
144A 2.898% 10/15/19 #	60,000	61,071
SES 144A 3.60% 4/4/23 #	165,000	172,681
SES Global Americas
Holdings 144A
5.30% 3/25/44 #	120,000	144,920
Sprint 7.125% 6/15/24	295,000	288,363
Sprint Communications
6.00% 11/15/22	145,000	135,756
Telefonica Emisiones
4.57% 4/27/23	300,000	337,384
6.421% 6/20/16	50,000	53,631
Telemar Norte Leste 144A
5.50% 10/23/20 #	100,000	90,250
Time Warner Cable
4.00% 9/1/21	55,000	59,916
4.50% 9/15/42	165,000	176,680
8.25% 4/1/19	175,000	216,834
UPCB Finance III 144A
6.625% 7/1/20 #	150,000	156,750
Verizon Communications
3.00% 11/1/21	465,000	472,488
4.40% 11/1/34	115,000	122,114
5.15% 9/15/23	65,000	74,583
Viacom 4.85% 12/15/34	390,000	417,943
WPP Finance 2010
5.625% 11/15/43	65,000	80,500
		7,867,331
Consumer Cyclical – 3.39%
Alibaba Group Holding 144A
3.125% 11/28/21 #	400,000	405,486
Amazon.com 4.80% 12/5/34	90,000	100,394
Bed Bath & Beyond
4.915% 8/1/34	85,000	91,444
Delphi 4.15% 3/15/24	300,000	323,418
Expedia 4.50% 8/15/24	55,000	57,141

(continues)      NQ-DPT-164 [1/15] 3/15 (14092) 7

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
3.664% 9/8/24	225,000	$233,382
General Motors
3.50% 10/2/18	50,000	51,500
5.00% 4/1/35	55,000	59,529
General Motors Financial
3.15% 1/15/20	140,000	142,046
4.00% 1/15/25	200,000	204,779
4.375% 9/25/21	65,000	68,981
Host Hotels & Resorts
3.75% 10/15/23	220,000	226,352
4.75% 3/1/23	75,000	81,560
5.875% 6/15/19	40,000	41,929
Hyundai Capital
America 144A
2.55% 2/6/19 #	75,000	76,055
International Game
Technology
5.35% 10/15/23	110,000	112,513
INVISTA Finance 144A
4.25% 10/15/19 #	80,000	80,300
Magna International
3.625% 6/15/24	115,000	120,418
Marriott International
3.375% 10/15/20	50,000	52,694
QVC
4.375% 3/15/23	210,000	216,733
5.45% 8/15/34	120,000	122,565
Signet UK Finance
4.70% 6/15/24	105,000	108,988
Starwood Hotels & Resorts
Worldwide
3.75% 3/15/25	290,000	303,914
4.50% 10/1/34	35,000	37,860
TRW Automotive 144A
4.45% 12/1/23 #	180,000	181,800
Walgreens Boots Alliance
3.80% 11/18/24	385,000	407,937
Wyndham Worldwide
4.25% 3/1/22	30,000	31,646
5.625% 3/1/21	40,000	45,775
		3,987,139
Consumer Non-Cyclical – 4.96%
Amgen 3.625% 5/22/24	350,000	370,369
Becton Dickinson
3.734% 12/15/24	140,000	149,438
Boston Scientific
2.65% 10/1/18	55,000	56,123
Boston Scientific
6.00% 1/15/20	85,000	97,923
CareFusion 6.375% 8/1/19	120,000	141,318
CDK Global 144A
4.50% 10/15/24 #	80,000	84,120
Celgene
3.25% 8/15/22	425,000	439,523
3.95% 10/15/20	85,000	92,322
Community Health Systems
7.125% 7/15/20	470,000	501,137
Constellation Brands
4.25% 5/1/23	20,000	20,550
Express Scripts Holding
2.25% 6/15/19	60,000	60,632
3.50% 6/15/24	140,000	145,214
Gilead Sciences
3.50% 2/1/25	500,000	537,377
4.50% 2/1/45	45,000	51,905
JBS Investments 144A
7.75% 10/28/20 #	200,000	206,940
McKesson 3.796% 3/15/24	325,000	348,551
Medtronic
144A 3.15% 3/15/22 #	80,000	83,964
144A 3.50% 3/15/25 #	360,000	381,591
144A 4.375% 3/15/35 #	80,000	89,057
Omnicare 5.00% 12/1/24	375,000	391,875
Pernod-Ricard 144A
5.75% 4/7/21 #	150,000	175,563
Perrigo 4.00% 11/15/23	400,000	425,118
Sysco 4.35% 10/2/34	45,000	49,179
Thermo Fisher Scientific
2.40% 2/1/19	385,000	393,016
Zimmer Holdings
4.625% 11/30/19	120,000	133,962
Zoetis 3.25% 2/1/23	395,000	400,296
		5,827,063
Electric – 5.44%
AES 7.375% 7/1/21	110,000	122,375
AES Gener 144A
5.25% 8/15/21 #	200,000	213,257
Ameren Illinois
3.25% 3/1/25	300,000	319,109
9.75% 11/15/18	295,000	381,167
American Electric Power
2.95% 12/15/22	30,000	30,603
American Transmission
Systems 144A
5.25% 1/15/22 #	50,000	57,488

8 NQ-DPT-164 [1/15] 3/15 (14092)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Berkshire Hathaway Energy
3.75% 11/15/23	345,000	$373,855
144A 4.50% 2/1/45 #	70,000	79,939
CenterPoint Energy
5.95% 2/1/17	5,000	5,463
Cleveland Electric Illuminating
5.50% 8/15/24	75,000	92,015
CMS Energy 6.25% 2/1/20	35,000	41,340
ComEd Financing III
6.35% 3/15/33	60,000	61,971
DTE Energy 2.40% 12/1/19	335,000	342,583
Electricite de France
144A 4.60% 1/27/20 #	45,000	50,589
144A 5.25% 12/29/49 #●	200,000	210,500
Enel 144A
8.75% 9/24/73 #●	200,000	237,950
Entergy Louisiana
4.05% 9/1/23	315,000	350,296
Exelon Generation
2.95% 1/15/20	320,000	325,815
Great Plains Energy
4.85% 6/1/21	35,000	39,485
5.292% 6/15/22	60,000	70,083
Indiana Michigan Power
3.20% 3/15/23	10,000	10,433
Integrys Energy Group
6.11% 12/1/66 ●	90,000	90,534
IPALCO Enterprises
5.00% 5/1/18	35,000	37,450
ITC Holdings 3.65% 6/15/24	300,000	319,734
LG&E & KU Energy
3.75% 11/15/20	70,000	74,890
4.375% 10/1/21	165,000	182,727
Metropolitan Edison 144A
4.00% 4/15/25 #	110,000	116,075
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	390,000	398,710
4.75% 4/30/43 ●	70,000	69,685
NextEra Energy Capital
Holdings 3.625% 6/15/23	440,000	463,713
NV Energy 6.25% 11/15/20	75,000	89,840
Pennsylvania Electric
5.20% 4/1/20	140,000	157,415
Public Service of
New Hampshire
3.50% 11/1/23	45,000	48,459
Public Service of
Oklahoma 5.15% 12/1/19	325,000	370,617
Puget Energy 6.00% 9/1/21	30,000	35,909
SCANA 4.125% 2/1/22	95,000	102,195
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	285,000	303,899
Wisconsin Energy
6.25% 5/15/67 ●	110,000	110,606
		6,388,774
Energy – 4.14%
Anadarko Petroleum
3.45% 7/15/24	180,000	182,995
Canadian Natural Resources
3.90% 2/1/25	570,000	565,595
Cimarex Energy
4.375% 6/1/24	55,000	52,370
CNOOC Nexen Finance 2014
4.25% 4/30/24	200,000	215,768
ConocoPhillips
3.35% 11/15/24	265,000	277,126
4.30% 11/15/44	315,000	344,990
Continental Resources
4.50% 4/15/23	210,000	199,005
Dominion Gas Holdings
3.60% 12/15/24	370,000	393,883
Kinder Morgan 144A
5.00% 2/15/21 #	65,000	69,327
Kinder Morgan Energy
Partners 9.00% 2/1/19	115,000	140,939
Marathon Petroleum
4.75% 9/15/44	95,000	93,648
Newfield Exploration
5.625% 7/1/24	50,000	49,625
Noble Energy
3.90% 11/15/24	165,000	166,941
5.05% 11/15/44	65,000	66,405
Pacific Rubiales Energy 144A
5.375% 1/26/19 #	113,000	74,580
Petrobras Global Finance
3.00% 1/15/19	10,000	8,563
4.875% 3/17/20	130,000	115,050
Petrobras International
Finance 5.375% 1/27/21	20,000	18,069
Petroleos Mexicanos 144A
4.25% 1/15/25 #	30,000	29,619
Plains Exploration &
Production
6.50% 11/15/20	29,000	30,682
Pride International
6.875% 8/15/20	265,000	300,126

(continues)     NQ-DPT-164 [1/15] 3/15 (14092) 9

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
QEP Resources
5.375% 10/1/22	405,000	$388,800
Statoil
2.90% 11/8/20	45,000	47,252
3.25% 11/10/24	60,000	63,160
Sunoco Logistics Partners
Operations
3.45% 1/15/23	210,000	207,915
Talisman Energy
5.50% 5/15/42	150,000	149,135
Whiting Petroleum
5.00% 3/15/19	405,000	389,813
Williams 4.55% 6/24/24	60,000	55,800
Woodside Finance 144A
8.75% 3/1/19 #	130,000	162,111
		4,859,292
Financials – 0.73%
General Electric Capital
2.10% 12/11/19	130,000	132,922
2.20% 1/9/20	175,000	178,470
5.55% 5/4/20	10,000	11,793
6.00% 8/7/19	90,000	106,571
7.125% 12/15/49 ●	100,000	116,750
Hutchison Whampoa
International 14 144A
3.625% 10/31/24 #	200,000	206,472
SUAM Finance 144A
4.875% 4/17/24 #	100,000	101,711
		854,689
Insurance – 2.05%
Allstate 5.75% 8/15/53 ●	25,000	26,625
American International Group
3.875% 1/15/35	415,000	426,918
8.175% 5/15/58 ●	60,000	82,500
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	68,922
Chubb 6.375% 3/29/67 ●	85,000	91,587
Five Corners Funding
Trust 144A
4.419% 11/15/23 #	300,000	328,522
Highmark
144A 4.75% 5/15/21 #	40,000	42,541
144A 6.125% 5/15/41 #	15,000	16,950
Liberty Mutual Group
144A 4.25% 6/15/23 #	205,000	219,908
144A 4.95% 5/1/22 #	25,000	27,885
MetLife 3.60% 4/10/24	380,000	406,219
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	90,000	92,463
144A 4.125% 11/1/24 #	460,000	493,976
Voya Financial
5.65% 5/15/53 ●	45,000	45,450
XL Group 6.50% 12/29/49 ●	45,000	40,613
		2,411,079
Natural Gas – 0.93%
Enbridge Energy Partners
8.05% 10/1/37 ●	100,000	109,750
Energy Transfer Partners
5.15% 2/1/43	35,000	36,746
5.95% 10/1/43	130,000	149,612
9.70% 3/15/19	59,000	75,021
EnLink Midstream Partners
5.05% 4/1/45	165,000	168,961
Enterprise Products Operating
4.05% 2/15/22	120,000	128,762
7.034% 1/15/68 ●	120,000	130,887
Plains All American Pipeline
8.75% 5/1/19	100,000	125,889
TransCanada PipeLines
6.35% 5/15/67 ●	170,000	164,475
		1,090,103
Real Estate – 1.70%
Alexandria Real Estate
Equities
3.90% 6/15/23	40,000	41,567
4.50% 7/30/29	40,000	43,175
AvalonBay Communities
3.50% 11/15/24	370,000	385,094
Brixmor Operating Partnership
3.85% 2/1/25	90,000	92,324
Carey (W.P.) 4.60% 4/1/24	55,000	58,536
CBL & Associates
4.60% 10/15/24	125,000	131,206
5.25% 12/1/23	15,000	16,661
Corporate Office Properties
3.60% 5/15/23	45,000	44,697
5.25% 2/15/24	55,000	60,889
DDR
7.875% 9/1/20	165,000	207,199
9.625% 3/15/16	105,000	114,931
Education Realty Operating
Partnership
4.60% 12/1/24	110,000	117,055

10 NQ-DPT-164 [1/15] 3/15 (14092)

		Principal	Value
		amount°	(U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
Excel Trust 4.625% 5/15/24		40,000	$42,772
Healthcare Trust of America
Holdings 3.375% 7/15/21		40,000	41,284
Hospitality Properties Trust
4.50% 3/15/25		65,000	68,288
Regency Centers
5.875% 6/15/17		93,000	102,424
WEA Finance 144A
3.75% 9/17/24 #		405,000	426,449
			1,994,551
Technology – 1.64%
Adobe Systems
3.25% 2/1/25		175,000	178,162
Baidu 2.75% 6/9/19		200,000	202,211
BMC Software Finance 144A
8.125% 7/15/21 #		140,000	123,025
Ingram Micro
4.95% 12/15/24		85,000	87,927
Motorola Solutions
4.00% 9/1/24		215,000	225,381
National Semiconductor
6.60% 6/15/17		155,000	175,050
NetApp 3.25% 12/15/22		55,000	56,044
Oracle
3.40% 7/8/24		505,000	539,312
4.50% 7/8/44		55,000	64,503
Seagate HDD Cayman
144A 4.75% 1/1/25 #		100,000	106,002
144A 5.75% 12/1/34 #		155,000	169,274
			1,926,891
Transportation – 1.92%
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫		35,000	35,263
AP Moeller – Maersk 144A
2.55% 9/22/19 #		45,000	45,796
Aviation Capital Group 144A
6.75% 4/6/21 #		65,000	73,450
Brambles USA 144A
5.35% 4/1/20 #		120,000	135,481
Burlington Northern Santa Fe
3.40% 9/1/24		280,000	294,893
4.90% 4/1/44		270,000	324,296
ERAC USA Finance 144A
5.25% 10/1/20 #		465,000	536,538
Norfolk Southern
3.85% 1/15/24		345,000	375,450
Red de Carreteras de
Occidente 144A
9.00% 6/10/28 #	MXN	2,000,000	130,797
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫		30,000	31,275
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫		70,000	70,000
United Parcel Service
5.125% 4/1/19		175,000	200,201
			2,253,440
Utilities – 0.32%
Dynegy Finance I 144A
7.625% 11/1/24 #		365,000	376,406
			376,406
Total Corporate Bonds (cost $49,411,919)			51,312,226

Municipal Bonds – 0.18%
Golden State, California
Tobacco Securitization
Corporation Settlement
Revenue (Asset-Backed
Senior Notes) Series A-1
5.125% 6/1/47		25,000	20,349
5.75% 6/1/47		25,000	22,233
New Jersey State
Transportation Trust Fund
Series AA 5.00% 6/15/44		40,000	44,047
New York City, New York
Series I 5.00% 8/1/22		20,000	24,516
New York State Thruway
Authority Revenue
Series A 5.00% 5/1/19		30,000	34,720
State of Maryland
Local Facilities
Series A 5.00% 8/1/21		30,000	37,062
Texas Private Activity Bond
Surface Transportation
Revenue Bond (Senior Lien
NTC Mobility Partners
Segments 3)
6.75% 6/30/43 (AMT)		20,000	24,734
Total Municipal Bonds (cost $188,303)			207,661

(continues)     NQ-DPT-164 [1/15] 3/15 (14092) 11

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities – 4.54%
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	100,000	$107,007
Ally Master Owner Trust
Series 2013-1 A2
1.00% 2/15/18	100,000	100,223
Series 2013-2 A
0.617% 4/15/18 ●	100,000	99,939
American Express Credit
Account Master Trust
Series 2013-2 A
0.587% 5/17/21 ●	100,000	100,259
Series 2014-1 A
0.537% 12/15/21 ●	300,000	299,163
Series 2014-3 A
1.49% 4/15/20	100,000	100,859
Avis Budget Rental Car
Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	100,000	103,617
Series 2013-1A A 144A
1.92% 9/20/19 #	100,000	100,172
BA Credit Card Trust
Series 2014-A3 A
0.457% 1/15/20 ●	60,000	59,955
Cabela’s Credit Card Master
Note Trust
Series 2013-1A A 144A
2.71% 2/17/26 #	100,000	102,458
California Republic Auto
Receivables Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	52,327	52,590
Capital One Multi-Asset
Execution Trust
Series 2007-A1 A1
0.217% 11/15/19 ●	100,000	99,544
Series 2007-A2 A2
0.247% 12/16/19 ●	100,000	99,591
Series 2013-A2 A2
0.347% 2/15/19 ●	125,000	125,011
Series 2014-A4 A
0.527% 6/15/22 ●	80,000	80,100
Chase Issuance Trust
Series 2014-A5 A5
0.537% 4/15/21 ●	115,000	114,653
Series 2014-A8 A
0.417% 11/15/18 ●	100,000	100,015
Citibank Credit Card Issuance
Trust
Series 2013-A4 A4
0.588% 7/24/20 ●	350,000	350,698
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.948% 11/25/36 ϕ	300,000	299,577
DB Master Finance 2015-1
Series 2015-1A A2I 144A
3.262% 2/20/45 #	115,000	116,202
Dell Equipment Finance Trust
Series 2014-1 A3 144A
0.94% 6/22/20 #	100,000	100,049
Discover Card Execution Note
Trust
Series 2013-A3 A3
0.347% 10/15/18 ●	340,000	339,792
Ford Credit Auto Owner Trust
Series 2014-C A3
1.06% 5/15/19	85,000	85,188
Series 2015-1 A 144A
2.12% 7/15/26 #	150,000	151,305
Ford Credit Floorplan Master
Owner Trust A
Series 2013-3 B
1.14% 6/15/17	50,000	50,112
GE Dealer Floorplan Master
Note Trust
Series 2014-2 A
0.618% 10/20/19 ●	825,000	824,359
Golden Credit Card Trust
Series 2014-2A A 144A
0.617% 3/15/21 #●	350,000	349,137
GreatAmerica Leasing
Receivables
Series 2014-1 A3 144A
0.89% 7/15/17 #	100,000	100,144
Hyundai Auto Lease
Securitization Trust
Series 2014-A A4 144A
1.01% 9/15/17 #	100,000	100,325
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #●	6,452	6,440
Mid-State Trust XI
Series 11 A1
4.864% 7/15/38	11,352	12,063
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	100,000	100,020

12 NQ-DPT-164 [1/15] 3/15 (14092)

	Principal	Value
	amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
Synchrony Credit Card Master
Note Trust
Series 2012-6 A
1.36% 8/17/20	100,000	$100,134
Series 2014-1 A
1.61% 11/15/20	105,000	105,533
Trafigura Securitisation
Finance
Series 2012-1A A 144A
2.567% 10/15/15 #●	145,000	145,521
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	50,000	50,026
Series 2014-1A B 144A
1.66% 11/16/20 #	100,000	100,085
Total Non-Agency Asset-Backed Securities
(cost $5,297,701)		5,331,866

Non-Agency Collateralized Mortgage Obligations – 0.11%
American Tower Trust I
144A 1.551% 3/15/43 #	30,000	29,886
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.708% 9/25/43 #●	97,040	94,494
Total Non-Agency Collateralized Mortgage
Obligations (cost $124,798)		124,380

Senior Secured Loans – 6.14%«
Activision Blizzard Tranche B
1st Lien 3.25% 10/11/20	131,363	131,366
ARAMARK Tranche E
3.25% 9/7/19	72,750	72,007
Azure Midstream Tranche B
6.50% 11/15/18	37,278	33,364
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	105,000	103,447
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19	148,313	146,539
Calpine Construction Finance
Tranche B 3.00% 5/3/20	147,750	143,465
Chrysler Group Tranche B
1st Lien 3.50% 5/24/17	192,230	191,643
Clear Channel Communications
Tranche B 3.65% 1/29/16	332,876	328,983
DaVita Healthcare Partners
Tranche B 3.50% 6/24/21	383,075	381,878
Drillships Financing Holding
Tranche B1
6.00% 3/31/21	54,175	42,229
Emdeon 1st Lien
3.75% 11/2/18	105,953	104,430
Energy Transfer Equity 1st Lien
3.25% 12/2/19	125,000	118,937
First Data Tranche B 1st Lien
4.00% 3/24/21	84,068	83,291
HCA Tranche B4
2.75% 5/1/18	493,750	493,750
HCA Tranche B5 1st Lien
2.75% 3/31/17	124,425	124,435
HD Supply Tranche B
4.00% 6/28/18	199,488	197,868
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20	297,588	294,565
Houghton International
1st Lien 4.00% 12/20/19	191,100	188,472
Houghton International
2nd Lien 9.50% 12/21/20	125,000	125,313
IASIS Healthcare Tranche B
1st Lien 4.50% 5/3/18	29,177	29,165
Immucor Tranche B2
5.00% 8/19/18	184,951	183,872
Intelsat Jackson Holdings
Tranche B2
3.75% 6/30/19	343,958	340,662
Kinetic Concepts Tranche E1
4.00% 5/4/18	199,496	197,644
Landry’s Tranche B
4.00% 4/24/18	170,368	170,013
Level 3 Financing Tranche B
4.00% 1/15/20	250,000	248,094
OSI Restaurants Tranche B 1st
Lien 3.50% 10/26/19	28,125	27,888
Patheon 4.25% 3/11/21	522,375	510,099
Rite Aid 2nd Lien
4.875% 6/21/21	550,000	551,375
Scientific Games International
6.00% 10/18/20	193,050	191,039
Sensus 4.75% 5/9/17	199,483	195,494
Smart & Final Tranche B
1st Lien 4.75% 11/15/19	200,637	200,260
Sprouts Farmers
4.00% 4/23/20	126,762	126,709
Stena 1st Lien 4.00% 3/3/21	312,638	266,523
Univision Communications
Tranche C4 4.00% 3/1/20	162,000	159,798
USI Insurance Services
Tranche B 1st Lien
4.25% 12/27/19	49,005	48,331

(continues)     NQ-DPT-164 [1/15] 3/15 (14092) 13

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal	Value
		amount°	(U.S. $)
Senior Secured Loans« (continued)
Valeant Pharmaceuticals
International Tranche BE
3.50% 8/5/20		159,961	$159,117
Vantage Drilling Tranche B
1st Lien 5.00% 10/25/17		44,460	32,567
Zayo Group Tranche B
1st Lien 4.00% 7/2/19		266,141	263,923
Total Senior Secured Loans
(cost $7,337,863)			7,208,555

Sovereign Bonds – 1.03%Δ
Brazil – 0.13%
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/17	BRL	31,000	11,108
10.00% 1/1/21	BRL	156,000	53,509
10.00% 1/1/23	BRL	270,000	91,352
			155,969
Chile – 0.07%
Chile Government
International Bond 5.50%
8/5/20	CLP	50,000,000	84,117
			84,117
Colombia – 0.14%
Colombia Government
International Bond
4.375% 3/21/23	COP	30,000,000	11,351
7.375% 9/18/37		100,000	135,750
9.85% 6/28/27	COP	29,000,000	15,907
			163,008
Dominican Republic – 0.09%
Dominican Republic
International Bond
144A 6.85% 1/27/45 #		100,000	101,500
			101,500
Hungary – 0.04%
Hungary Government
International Bond 5.375%
3/25/24		40,000	45,680
			45,680
Indonesia – 0.19%
Indonesia Government
International Bond
144A 4.625% 4/15/43 #		200,000	197,500

		Principal
		amount
Indonesia Treasury Bond
7.875% 4/15/19	IDR	352,000,000	28,899
			226,399
Mexico – 0.16%
Mexican Bonos
7.50% 6/3/27	MXN	1,102,000	87,008
10.00% 12/5/24	MXN	1,142,000	103,941
			190,949
Peru – 0.03%
Peruvian Government
International Bond
144A 5.70% 8/12/24 #	PEN	100,000	33,553
			33,553
South Africa – 0.11%
South Africa Government
Bond
6.75% 3/31/21	ZAR	200,000	17,234
8.00% 1/31/30	ZAR	1,204,000	108,638
			125,872
Turkey – 0.07%
Turkey Government Bond
9.00% 7/24/24	TRY	175,000	81,227
			81,227
Total Sovereign Bonds (cost $1,221,097)			1,208,274

Supranational Banks – 0.21%
European Bank for
Reconstruction &
Development
6.00% 3/3/16	INR	1,800,000	29,233
7.375% 4/15/19	IDR	360,000,000	28,833
Inter-American Development
Bank
6.00% 9/5/17	INR	3,900,000	64,471
7.20% 1/22/18	IDR	830,000,000	65,850
7.25% 7/17/17	IDR	360,000,000	28,352
International Bank for
Reconstruction &
Development 4.625%
10/6/21	NZD	40,000	30,678
Total Supranational Banks (cost $250,707)			247,417

14 NQ-DPT-164 [1/15] 3/15 (14092)

	Principal	Value
	amount	(U.S. $)
U.S. Treasury Obligations – 10.11%
U.S. Treasury Bond
3.00% 11/15/44	4,070,000	$4,723,426
U.S. Treasury Notes
1.25% 1/31/20	35,000	35,103
1.625% 12/31/19 ∞	5,295,000	5,407,106
2.25% 11/15/24	1,625,000	1,708,535
Total U.S. Treasury Obligations
(cost $11,509,809)		11,874,170

	Number of
	shares
Convertible Preferred Stock – 0.03%
ArcelorMittal 6.00% exercise
price $20.36, expiration
date 12/21/15	125	1,988
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	1	1,179
Chesapeake Energy 144A
5.75% exercise price
$26.14, expiration date
12/31/49 #	4	4,067
Dominion Resources 6.125%
exercise price $65.21,
expiration date 4/1/16	60	3,615
HealthSouth 6.50% exercise
price $29.70, expiration
date 12/31/49	6	8,900
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	120	5,257
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49	79	3,254
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	7	8,701
Total Convertible Preferred Stock
(cost $42,254)		36,961

Preferred Stock – 0.18%
Alabama Power 5.625%	1,855	46,514
Integrys Energy Group
6.00% ●	1,950	53,352
National Retail Properties
5.70%	1,225	30,355
Public Storage 5.20%	1,200	29,352
Regions Financial 6.375% ●	2,100	52,857
Total Preferred Stock (cost $207,044)		212,430

	Principal
	amount°
Short-Term Investments – 13.77%
Repurchase Agreements – 13.77%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$6,051,049 (collateralized
by U.S. government
obligations
0.000%–7.875%
2/26/15–8/15/40; market
value $6,172,055)	6,051,034	6,051,034
Bank of Montreal
0.05%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$4,034,039 (collateralized
by U.S. government
obligations
0.75%–3.875%
6/30/16–8/15/40; market
value $4,114,705)	4,034,023	4,034,023
BNP Paribas
0.06%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$6,086,221 (collateralized
by U.S. government
obligations
0.000%–2.125%
7/31/16–5/15/29; market
value $6,207,914)	6,086,190	6,086,190

Total Short-Term Investments
(cost $16,171,247)		16,171,247
Total Value of
Securities – 111.64%
(cost $128,444,179)		131,120,799

Liabilities Net of Receivables and Other
Assets – (11.64%)		(13,667,466)
Net Assets – 100.00%		$117,453,333

(continues)     NQ-DPT-164 [1/15] 3/15 (14092) 15

Schedule of investments

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2015, the aggregate value of Rule 144A securities was $17,809,727, which represents 15.16% of the Portfolio’s net assets.

⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security.The rate shown is the rate as of Jan. 31, 2015. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2015.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2015.

The following foreign currency exchange contracts and futures contracts were outstanding at Jan. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
GSC	TRY	108,750	USD	(45,156)	2/2/15	$(731)
MSC	BRL	(242,786)	USD	90,863	2/27/15	1,009
						$278

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
U.S. Treasury 5 yr
21	Notes	$2,525,911	$2,548,219	4/1/15	$22,308

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NZDNew Zealand Dollar
PEN – Peruvian Sol
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TRY – Turkish Lira
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year

16 NQ-DPT-164 [1/15] 3/15 (14092)

Notes

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

(continues)      NQ-DPT-164 [1/15] 3/15 (14092) 17

(Unaudited)

2. Investments (continued)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities[1]	$—	$41,780,668	$664,323	$42,444,991
Corporate Debt	—	51,509,093	—	51,509,093
Foreign Debt	—	1,455,691	—	1,455,691
Senior Secured Loans	—	7,208,555	—	7,208,555
Municipal Bonds	—	207,661	—	207,661
Convertible Preferred Stock[1]	17,573	19,388	—	36,961
Preferred Stock	212,430	—	—	212,430
U.S. Treasury Obligations	—	11,874,170	—	11,874,170
Short-Term Investments	—	16,171,247	—	16,171,247
Total	$230,003	$130,226,473	$664,323	$131,120,799
Foreign Currency Exchange
Contracts	$—	$(731)	$—	$278
Futures Contracts	22,308	—	—	22,308

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments and Level 3 investments were valued using significant unobservable inputs. These amounts attributed to Level 1, Level 2, and Level 3 investments represents the following percentages of the total market value of the respective security type:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-
Backed Securities	—	98.43%	1.57%	100.00%
Convertible Preferred Stock	47.54%	52.46%	—	100.00%

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

18 NQ-DPT-164 [1/15] 3/15 (14092)

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio
January 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.27%Δ
Brazil – 7.14%
AMBEV ADR	403,500	$2,655,030
CCR	824,000	4,693,826
Cielo	302,458	4,510,259
CPFL Energia	307,880	1,932,858
EcoRodovias Infraestrutura e
Logistica	392,000	1,515,449
Transmissora Alianca de
Energia Eletrica	302,700	2,214,052
Vale ADR	72,700	511,081
		18,032,555
Chile – 2.85%
Banco Santander Chile ADR	63,870	1,216,085
Cia Cervecerias Unidas	158,501	1,450,520
Enersis ADR	297,600	4,538,400
		7,205,005
China – 17.69%■
Beijing Enterprises Holdings	389,499	2,973,638
Belle International Holdings	4,189,515	4,742,262
China BlueChemical Class H	3,253,000	1,130,848
China Huishan Dairy
Holdings	9,702,000	1,550,868
China Mobile	524,500	6,875,402
China Resources Power
Holdings	1,996,000	5,588,736
China Shenhua Energy
Class H	1,230,500	3,377,766
Golden Eagle Retail Group	2,093,000	2,495,013
Hengan International Group	343,000	4,071,451
Huabao International
Holdings	3,106,000	2,447,465
Jiangsu Expressway Class H	3,036,000	3,768,222
Mindray Medical International
ADR	140,579	3,846,241
Sands China	376,800	1,834,394
		44,702,306
Colombia – 0.36%
Bancolombia ADR	19,500	902,265
		902,265
India – 10.54%
Axis Bank	461,356	4,364,394
Bajaj Auto	100,245	3,859,409
Cairn India	1,029,053	3,861,598
Housing Development
Finance	246,967	5,011,672
Infosys	81,192	2,786,892
Infosys ADR	79,100	2,695,728
Larsen & Toubro	93,545	2,556,799
Rural Electrification	279,937	1,499,365
		26,635,857
Indonesia – 4.04%
Bank Mandiri	4,406,500	3,795,789
Bank Rakyat Indonesia	4,035,000	3,691,948
Perusahaan Gas Negara	6,819,000	2,708,958
		10,196,695
Kazakhstan – 0.53%
KazMunaiGas Exploration
Production GDR	117,218	1,350,823
		1,350,823
Malaysia – 5.92%
AMMB Holdings	1,833,200	3,160,503
Genting Malaysia	2,214,100	2,471,286
Malayan Banking	1,464,228	3,512,728
Tenaga Nasional	1,456,800	5,806,484
		14,951,001
Mexico – 6.47%
Arca Continental †	194,800	1,155,131
Compartamos †	684,500	1,299,874
Fibra Uno Administracion	2,254,400	6,796,884
Grupo Aeroportuario del
Pacifico ADR	30,200	2,005,582
Grupo Financiero Santander
Mexico Class B ADR	305,414	3,231,280
Kimberly-Clark de Mexico
Class A	953,900	1,854,099
		16,342,850
Peru – 1.47%
Credicorp	25,730	3,708,208
		3,708,208
Philippines – 2.23%
Philippine Long Distance
Telephone ADR	84,300	5,622,810
		5,622,810
Qatar – 2.28%
Qatar Electricity & Water	69,704	3,585,094
Qatar National Bank	40,134	2,179,245
		5,764,339
Republic of Korea – 5.74%
Hyundai Mobis	30,307	6,796,748

(continues)     NQ-DPT-151 [1/15] 3/15 (14090) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Republic of Korea (continued)
Kangwon Land	58,285	$1,705,065
Samsung Electronics	4,875	6,003,510
		14,505,323
Romania – 0.48%
Societatea Nationala de Gaze
Naturale GDR	140,938	1,226,161
		1,226,161
Russia – 1.54%
Gazprom ADR	802,595	3,221,690
Sberbank of Russia ADR	185,095	682,151
		3,903,841
South Africa – 3.20%
Bidvest Group	81,120	2,238,701
Clicks Group	162,650	1,261,478
Truworths International	367,416	2,544,234
Woolworths Holdings	274,433	2,036,911
		8,081,324
Taiwan – 10.84%
Asustek Computer	244,000	2,531,835
MediaTek	394,000	5,947,739
Quanta Computer	1,128,000	2,729,137
Taiwan Mobile	1,777,000	5,817,301
Taiwan Semiconductor
Manufacturing	1,830,588	7,992,297
Teco Electric and Machinery	2,566,000	2,378,150
		27,396,459
Thailand – 1.89%
PTT	452,100	4,779,303
		4,779,303
Turkey – 4.13%
Tofas Turk Otomobil Fabrikasi	187,009	1,244,840
Tupras Turkiye Petrol
Rafinerileri	196,102	4,250,096
Turk Telekomunikasyon	1,651,051	4,939,482
		10,434,418
United Arab Emirates – 1.03%
First Gulf Bank	562,135	2,592,024
		2,592,024
United Kingdom – 4.48%
Mondi	78,142	1,401,914
SABMiller	47,053	2,550,427
Unilever	167,179	7,362,054
		11,314,395
United States – 2.42%
Yum! Brands	84,641	6,117,851
		6,117,851
Total Common Stock
(cost $255,614,032)		245,765,813

Preferred Stock – 1.80%Δ
Brazil – 1.11%
Vale ADR 11.69%	448,500	2,807,610
		2,807,610
India – 0.05%
Zee Entertainment Enterprises
6.00%	8,249,787	117,056
		117,056
Republic of Korea – 0.64%
Hyundai Motor 2.70%	15,015	1,626,900
		1,626,900
Total Preferred Stock
(cost $8,526,797)		4,551,566

	Principal
	amount°
Short-Term Investments – 0.88%
Discount Notes – 0.39%≠
Federal Home Loan Bank
0.057% 4/8/15	222,523	222,510
0.065% 4/20/15	131,679	131,671
0.07% 4/6/15	222,429	222,417
0.08% 3/18/15	147,200	147,197
0.085% 3/27/15	265,443	265,436
		989,231
Repurchase Agreements – 0.49%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $466,636
(collateralized by U.S.
government obligations
0.000%–7.875%
2/26/15–8/15/40; market
value $475,968)	466,635	466,635

2 NQ-DPT-151 [1/15] 3/15 (14090)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
0.05%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $311,091
(collateralized by U.S.
government obligations
0.75%–3.875%
6/30/16–8/15/40; market
value $317,312)	311,090	$311,090
BNP Paribas
0.06%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $469,348
(collateralized by U.S.
government obligations
0.000%–2.125%
7/31/16–5/15/29; market
value $478,733)	469,346	469,346
		1,247,071

Total Short-Term Investments
(cost $2,236,228)		2,236,302

Total Value of
Securities – 99.95%
(cost $266,377,057)		252,553,681
Receivables and Other Assets Net of
Liabilities – 0.05%		114,324
Net Assets – 100.00%		$252,668,005
____________________

≠	The rate shown is the effective yield at the time of purchase.
■	Securities listed and traded on the Hong Kong Stock Exchange.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	MYR	(302,253)	USD	83,143	2/4/15	$(77)
BNYM	MYR	3,747,479	USD	(1,035,055)	2/5/15	(3,337)
SSB	TRY	(594,401)	USD	245,165	2/2/15	2,346
						$(1,068)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
GDR – Global Depositary Receipt
MYR – Malaysian Ringgit
SSB – State Street Bank
TRY – Turkish Lira
USD – United States Dollar

NQ-DPT-151 [1/15] 3/15 (14090) 3

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio
January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-151 [1/15] 3/15 (14090)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Total
Common Stock
Brazil	$18,032,555	$—	$18,032,555
Chile	7,205,005	—	7,205,005
China	3,846,241	40,856,065	44,702,306
Colombia	902,265	—	902,265
India	2,695,728	23,940,129	26,635,857
Indonesia	—	10,196,695	10,196,695
Kazakhstan	1,350,823	—	1,350,823
Malaysia	—	14,951,001	14,951,001
Mexico	16,342,850	—	16,342,850
Peru	3,708,208	—	3,708,208
Philippines	5,622,810	—	5,622,810
Qatar	—	5,764,339	5,764,339
Republic of Korea	—	14,505,323	14,505,323
Romania	1,226,161	—	1,226,161
Russia	—	3,903,841	3,903,841
South Africa	1,261,478	6,819,846	8,081,324
Taiwan	—	27,396,459	27,396,459
Thailand	4,779,303	—	4,779,303
Turkey	—	10,434,418	10,434,418
United Arab Emirates	—	2,592,024	2,592,024
United Kingdom	—	11,314,395	11,314,395
United States	6,117,851	—	6,117,851
Preferred Stock[1]	2,924,666	1,626,900	4,551,566
Short-Term Investments	—	2,236,302	2,236,302
Total	$76,015,944	$176,537,737	$252,553,681
Foreign Currency Exchange
Contracts	$—	$(1,068)	$(1,068)

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the treshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to net assets. At Jan. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-151 [1/15] 3/15 (14090) 5

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II
January 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.90%Δ
Argentina – 1.40%
Cresud ADR @†	8,192	$84,378
IRSA Inversiones y Represen-
taciones ADR @	4,000	61,760
MercadoLibre	1,600	198,304
YPF ADR	8,000	187,600
		532,042
Bahrain – 0.03%
Aluminum Bahrain GDR
144A #@	1,800	11,601
		11,601
Brazil – 14.74%
America Latina Logistica	36,422	52,276
B2W Cia Digital @†	80,235	681,986
Banco Bradesco ADR	7,373	92,015
Banco Santander Brasil ADR	48,000	221,760
Brasil Foods ADR	16,900	400,868
Braskem ADR	12,800	120,576
Centrais Eletricas Brasileiras
ADR	21,300	40,044
Cyrela Brazil Realty	15,780	63,593
Fibria Celulose ADR †	40,300	488,839
Gerdau @	11,700	32,146
Gerdau ADR	13,000	44,850
Gol Linhas Aereas Inteligentes
ADR †	45,200	203,400
Hypermarcas †	78,500	533,498
Itau Unibanco Holding ADR	60,500	733,260
JBS	32,815	139,951
Petroleo Brasileiro ADR	53,200	319,732
Santos Brasil Participacoes	5,900	30,177
Telefonica Brasil ADR	3,255	60,022
Tim Participacoes ADR	53,200	1,174,124
Vale ADR	21,600	151,848
		5,584,965
Chile – 0.94%
Latam Airlines Group ADR †	3,603	37,363
Sociedad Quimica y Minera de
Chile ADR	13,300	317,338
		354,701
China/Hong Kong – 17.86%
Baidu ADR †	10,150	2,211,888
China Mengniu Dairy	67,000	305,289
China Mobile	50,000	655,424
China Mobile ADR	7,200	470,304
China Petroleum & Chemical	94,000	74,376
China Petroleum & Chemical
ADR	3,770	298,622
China Unicom Hong Kong
ADR	17,100	255,645
CNOOC ADR	1,600	213,040
PetroChina ADR	1,700	184,569
PetroChina Class H	280,000	304,052
SINA †	2,000	72,440
Sohu.com @†	16,000	898,240
Tianjin Development
Holdings @	190,000	134,228
Tingyi Cayman Islands
Holding	42,000	103,451
Tsingtao Brewery	24,000	160,618
Uni-President China
Holdings @	492,000	425,216
		6,767,402
Colombia – 1.01%
Bolsa De Valores De
Colombia	10,000	76
Cemex Latam Holdings †	61,058	380,862
		380,938
India – 8.68%
Cairn India	74,000	277,690
ICICI Bank ADR	13,000	156,130
Reliance Communications †	90,082	115,395
Reliance Industries	30,356	447,199
Reliance Industries
GDR 144A #	55,000	1,632,713
Steel Authority of India	49,589	61,581
Tata Chemicals @	62,463	459,082
Ultratech Cement	2,784	140,873
		3,290,663
Indonesia – 1.44%
Global Mediacom	2,369,600	345,623
Tambang Batubara Bukit
Asam Persero	118,500	105,907
United Tractors	67,106	94,429
		545,959
Israel – 3.00%
Teva Pharmaceutical
Industries ADR	20,000	1,137,200
		1,137,200

(continues)      NQ-DPT-596 [1/15] 3/15 (14091) 1

Schedule of investments

Delaware Pooled® Trust — The Emerging Markets Portfolio II (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
Malaysia – 0.33%
UEM Sunrise @	356,100	$124,067
		124,067
Mexico – 6.82%
America Movil Series L ADR	11,000	235,290
Cemex ADR †	67,607	601,026
Empresas ICA ADR †	27,200	112,336
Fomento Economico
Mexicano ADR †	2,500	208,900
Grupo Financiero Banorte
Class O	24,300	123,721
Grupo Financiero Santander
Mexico Class B ADR	19,400	205,252
Grupo Televisa ADR †	30,000	978,300
Wal-Mart de Mexico Class V	61,629	118,843
		2,583,668
Netherlands – 0.42%
Yandex Class A †	10,800	160,812
		160,812
Peru – 0.35%
Cia de Minas Buenaventura
ADR	11,500	131,330
		131,330
Poland – 0.71%
Jastrzebska Spolka
Weglowa †	2,926	16,713
Polski Koncern Naftowy Orlen	8,460	124,812
Powszechna Kasa
Oszczednosci Bank Polski	13,921	128,787
		270,312
Republic of Korea – 22.67%
Hitejinro Holdings †	20,000	208,951
KB Financial Group ADR †	28,000	945,000
KCC @	1,455	726,226
KT ADR	28,300	380,352
KT&G	5,530	400,457
LG Display ADR †	17,800	288,182
LG Electronics	5,107	280,673
LG Uplus	28,207	308,488
Lotte Chilsung Beverage @†	425	638,862
Lotte Confectionery @†	257	434,471
Samsung Electronics	1,595	1,964,225
Samsung Life Insurance	4,270	435,088
SK Telecom ADR	55,000	1,581,250
		8,592,225
Russia – 3.39%
Etalon Group
GDR 144A #@=	4,800	10,080
Gazprom ADR @	50,000	200,705
LUKOIL ADR	3,400	137,428
LUKOIL ADR (London
International Exchange)	3,600	141,550
MegaFon GDR	14,100	192,562
Mobile Telesystems ADR	19,400	152,484
Moscow Exchange =	70,000	70,775
Rosneft GDR @	52,800	171,134
Sberbank @=	141,095	125,115
VTB Bank @	16,155,925	16,132
VTB Bank GDR @	33,800	66,268
		1,284,233
South Africa – 1.24%
Anglo American Platinum †	1,687	51,715
Impala Platinum Holdings †	4,413	28,631
Sasol ADR	5,200	192,816
Vodacom Group	17,262	198,182
		471,344
Taiwan – 6.11%
Hon Hai Precision Industry	281,404	766,612
MediaTek	12,000	181,149
Mitac Holdings @	472,000	355,814
Taiwan Semiconductor
Manufacturing	95,000	414,767
Taiwan Semiconductor
Manufacturing ADR	12,800	290,688
United Microelectronics	634,000	304,800
		2,313,830
Thailand – 1.45%
Bangkok Bank	37,099	215,670
PTT	27,160	287,118
PTT Exploration & Production	14,571	48,525
		551,313
Turkey – 1.40%
Anadolu Efes Biracilik Ve Malt
Sanayii †	19,910	174,682
Turkcell Iletisim Hizmetleri
ADR †	20,600	297,464
Turkiye Sise ve Cam
Fabrikalari	37,006	57,763
		529,909

2 NQ-DPT-596 [1/15] 3/15 (14091)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
United Kingdom – 0.19%
Anglo American ADR	8,400	$70,476
		70,476
United States – 3.72%
Archer-Daniels-Midland	11,900	554,897
Yahoo †	19,400	853,406
		1,408,303
Total Common Stock
(cost $37,733,416)		37,097,293

Preferred Stock – 1.24%Δ
Republic of Korea – 1.24%
LG Electronics 1.59%	17,861	471,712
Total Preferred Stock
(cost $307,186)		471,712

	Principal
	amount°
Short-Term Investments – 0.60%
Repurchase Agreements – 0.60%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $84,712
(collateralized by U.S.
government obligations
0.000%–7.875%
2/26/15–8/15/40; market
value $86,406)	84,712	84,712
Bank of Montreal
0.05%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $56,475
(collateralized by U.S.
government obligations
0.75%–3.875%
6/30/16–8/15/40; market
value $57,604)	56,475	56,475
BNP Paribas
0.06%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $85,205
(collateralized by U.S.
government obligations
0.000%–2.125%
7/31/16–5/15/29; market
value $86,908)	85,204	85,204

Total Short-Term Investments
(cost $226,391)		226,391

Total Value of
Securities – 99.74%
(cost $38,266,993)		37,795,396

Receivables and Other Assets Net of
Liabilities – 0.26%		99,541
Net Assets – 100.00%		$37,894,937
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2015, the aggregate value of Rule 144A securities was $1,654,394, which represents 4.37% of the Portfolio’s net assets.
@	Illiquid security. At Jan. 31, 2015, the aggregate value of illiquid securities was $5,657,511,which represents 14.93% of the Portfolio’s net assets.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy.At Jan. 31, 2015, the aggregate value of fair valued securities was $205,970, which represents 0.54% of the Portfolio’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

ADR – American Depositary Receipt

NQ-DPT-596 [1/15] 3/15 (14091) 3

Notes

Delaware Pooled® Trust — The Emerging Markets Portfolio II
January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-596 [1/15] 3/15 (14091)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Total
Common Stock
Argentina	$532,042	$—	$532,042
Bahrain	—	11,601	11,601
Brazil	5,584,965	—	5,584,965
Chile	354,701	—	354,701
China/Hong Kong	5,029,964	1,737,438	6,767,402
Colombia	380,938	—	380,938
India	156,130	3,134,533	3,290,663
Indonesia	—	545,959	545,959
Israel	1,137,200	—	1,137,200
Malaysia	—	124,067	124,067
Mexico	2,583,668	—	2,583,668
Netherlands	160,812	—	160,812
Peru	131,330	—	131,330
Poland	—	270,312	270,312
Republic of Korea	3,194,784	5,397,441	8,592,225
Russia	461,046	823,187	1,284,233
South Africa	192,816	278,528	471,344
Taiwan	290,688	2,023,142	2,313,830
Thailand	335,643	215,670	551,313
Turkey	297,464	232,445	529,909
United Kingdom	70,476	—	70,476
United States	1,408,303	—	1,408,303
Preferred Stock	—	471,712	471,712
Short-Term Investments	—	226,391	226,391
Total	$22,302,970	$15,492,426	$37,795,396

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the treshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-596 [1/15] 3/15 (14091) 5

Schedule of investments

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
January 31, 2015

	Number of	Value
	shares	(U.S. $)
Common Stock – 95.77%
Consumer Discretionary – 23.91%
Coupons.com †	35,328	$505,897
DineEquity	26,163	2,792,900
Dunkin’ Brands Group	25,100	1,187,481
Outfront Media	35,982	1,020,090
Sally Beauty Holdings †	78,375	2,435,895
Shutterstock †	18,550	1,044,180
Ulta Salon Cosmetics &
Fragrance †	14,459	1,907,720
		10,894,163
Energy – 3.36%
Core Laboratories	16,507	1,531,024
		1,531,024
Financial Services – 16.70%
Affiliated Managers Group †	10,000	2,055,200
Heartland Payment Systems	50,765	2,526,574
MSCI Class A	51,532	2,773,452
WisdomTree Investments	14,750	256,945
		7,612,171
Healthcare – 10.28%
ABIOMED †	29,012	1,501,081
athenahealth †	6,850	957,013
Bio-Techne	23,925	2,225,504
		4,683,598
Office REITs – 4.17%
Equity Commonwealth	72,200	1,902,470
		1,902,470
Producer Durables – 16.19%
Expeditors International of
Washington	39,250	1,714,440
Graco	27,950	1,991,158
Ritchie Bros Auctioneers	55,600	1,390,000
Zebra Technologies †	27,362	2,283,633
		7,379,231
Technology – 15.94%
Blackbaud	40,600	1,774,626
Ellie Mae †	19,225	850,514
Logitech International
Class R	103,245	1,517,973
NIC	60,189	988,303
VeriFone Systems †	53,180	1,669,320
Yelp †	8,825	463,048
		7,263,784
Utilities – 5.22%
j2 Global	41,400	2,378,016
		2,378,016
Total Common Stock (cost $31,987,991)		43,644,457

	Principal
	amount°
Short-Term Investments – 3.69%
Discount Notes – 2.22%≠
Federal Home Loan Bank
0.057% 4/8/15	122,009	122,002
0.065% 2/25/15	178,903	178,902
0.065% 3/5/15	188,030	188,027
0.065% 4/20/15	75,960	75,955
0.07% 4/6/15	119,222	119,215
0.08% 2/20/15	188,111	188,110
0.08% 3/18/15	54,848	54,847
0.085% 3/27/15	87,670	87,668
		1,014,726
Repurchase Agreements – 1.47%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $250,117
(collateralized by U.S.
government obligations
0.000%–7.875%
2/26/15–8/15/40; market
value $255,119)	250,116	250,116
Bank of Montreal
0.05%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $166,745
(collateralized by U.S.
government obligations
0.75%–3.875%
6/30/16–8/15/40; market
value $170,079)	166,744	166,744

(continues)      NQ-DPT-196 [1/15] 3/15 (14094) 1

Schedule of investments

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.06%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $251,571
(collateralized by U.S.
government obligations
0.000%–2.125%
7/31/16–5/15/29; market
value $256,601)	251,570	$251,570
		668,430
Total Short-Term Investments
(cost $1,683,101)		1,683,156

Total Value of
Securities – 99.46%
(cost $33,671,092)		45,327,613

Receivables and Other Assets Net of
Liabilities – 0.54%		244,515
Net Assets – 100.00%		$45,572,128
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

2 NQ-DPT-196 [1/15] 3/15 (14094)

Notes

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio
January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-196 [1/15] 3/15 (14094) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$10,894,163	$—	$10,894,163
Energy	1,531,024	—	1,531,024
Financial Services	7,612,171	—	7,612,171
Healthcare	4,683,598	—	4,683,598
Office REITs	1,902,470	—	1,902,470
Producer Durables	7,379,231	—	7,379,231
Technology	5,745,811	1,517,973	7,263,784
Utilities	2,378,016	—	2,378,016
Short-Term Investments	—	1,683,156	1,683,156
Total	$42,126,484	$3,201,129	$45,327,613

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-196 [1/15] 3/15 (14094)

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio
January 31, 2015 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds – 88.58%
Automobiles – 1.27%
General Motors
4.875% 10/2/23	290,000	$317,849
International Automotive
Components Group 144A
9.125% 6/1/18 #	721,000	749,840
Meritor
6.25% 2/15/24	200,000	203,500
6.75% 6/15/21	375,000	390,937
Tupy Overseas 144A
6.625% 7/17/24 #	400,000	369,000
		2,031,126
Banking – 4.40%
Bank of America
6.50% 10/23/49 ●	870,000	913,228
Barclays Bank
7.625% 11/21/22	810,000	905,175
Credit Suisse Group 144A
7.50% 12/11/49 #●	1,010,000	1,063,261
HSBC Holdings
6.375% 12/29/49 ●	875,000	898,415
JPMorgan Chase
6.75% 1/29/49 ●	695,000	746,907
Lloyds Banking Group
7.50% 4/30/49 ●	895,000	917,375
Popular 7.00% 7/1/19	1,593,000	1,610,921
		7,055,282
Basic Industry – 9.36%
AK Steel
7.625% 5/15/20	722,000	626,335
7.625% 10/1/21	210,000	176,925
ArcelorMittal 6.125% 6/1/18	529,000	563,385
Builders FirstSource 144A
7.625% 6/1/21 #	758,000	765,580
Cemex 144A
7.25% 1/15/21 #	1,165,000	1,205,775
CPG Merger Sub 144A
8.00% 10/1/21 #	610,000	623,725
First Quantum Minerals
144A 6.75% 2/15/20 #	123,000	105,165
144A 7.00% 2/15/21 #	303,000	255,277
144A 7.25% 5/15/22 #	400,000	335,000
FMG Resources August 2006
144A 6.00% 4/1/17 #	390,000	381,469
144A 6.875% 4/1/22 #	452,000	356,515
144A 8.25% 11/1/19 #	375,000	334,219
Grace (W.R.)
144A 5.125% 10/1/21 #	260,000	271,050
144A 5.625% 10/1/24 #	255,000	274,444
Hardwoods Acquisition 144A
7.50% 8/1/21 #	435,000	424,125
HD Supply 11.50% 7/15/20	550,000	629,750
INEOS Group Holdings 144A
6.125% 8/15/18 #	200,000	194,500
Kissner Milling 144A
7.25% 6/1/19 #	520,000	522,600
LSB Industries 7.75% 8/1/19	470,000	486,450
Lundin Mining 144A
7.875% 11/1/22 #	675,000	669,937
NCI Building Systems 144A
8.25% 1/15/23 #	405,000	414,113
New Gold 144A
6.25% 11/15/22 #	605,000	600,463
Nortek 8.50% 4/15/21	432,000	461,160
NOVA Chemicals 144A
5.00% 5/1/25 #	880,000	915,200
Polymer Group 144A
6.875% 6/1/19 #	785,000	752,619
Rayonier AM Products 144A
5.50% 6/1/24 #	435,000	373,013
Ryerson
9.00% 10/15/17	317,000	323,340
11.25% 10/15/18	89,000	94,340
Sappi Papier Holding 144A
6.625% 4/15/21 #	200,000	206,000
Steel Dynamics 144A
5.50% 10/1/24 #	405,000	414,113
TPC Group 144A
8.75% 12/15/20 #	820,000	752,350
Wise Metals Group 144A
8.75% 12/15/18 #	275,000	293,906
Wise Metals Intermediate
Holdings 144A
9.75% 6/15/19 #	180,000	191,475
		14,994,318
Capital Goods – 6.25%
Accudyne Industries 144A
7.75% 12/15/20 #	940,000	857,750
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	840,000	791,700
BWAY Holding 144A
9.125% 8/15/21 #	1,095,000	1,099,106
Consolidated Container
144A 10.125% 7/15/20 #	471,000	407,415
Constellium 144A
8.00% 1/15/23 #	290,000	288,550
Gardner Denver 144A
6.875% 8/15/21 #	799,000	767,040

(continues)     NQ-DPT-096 [1/15] 3/15 (14089) 1

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Gates Global 144A
6.00% 7/15/22 #	1,000,000	$942,500
KLX 144A 5.875% 12/1/22 #	710,000	702,900
Milacron 144A
7.75% 2/15/21 #	490,000	503,475
Plastipak Holdings 144A
6.50% 10/1/21 #	875,000	877,187
Reynolds Group Issuer
8.25% 2/15/21	835,000	852,744
Signode Industrial Group
144A 6.375% 5/1/22 #	580,000	553,900
TransDigm
6.00% 7/15/22	745,000	746,863
6.50% 7/15/24	605,000	615,587
		10,006,717
Consumer Cyclical – 3.48%
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #❄	600,000	508,500
DBP Holding 144A
7.75% 10/15/20 #	411,000	355,515
Geo Group 5.125% 4/1/23	265,000	265,000
Landry’s 144A
9.375% 5/1/20 #	1,552,000	1,676,160
Michaels Stores 144A
5.875% 12/15/20 #	485,000	493,487
Midas Intermediate Holdco II
144A 7.875% 10/1/22 #	450,000	434,250
P.F. Chang’s China Bistro
144A 10.25% 6/30/20 #	439,000	440,098
Pantry 8.375% 8/1/20	554,000	609,400
Party City Holdings
8.875% 8/1/20	398,000	431,830
PC Nextco Holdings
8.75% 8/15/19	355,000	362,100
		5,576,340
Consumer Non-Cyclical – 3.48%
Cott Beverages 144A
6.75% 1/1/20 #	950,000	940,500
Darling Ingredients
5.375% 1/15/22	235,000	235,294
DS Services of America 144A
10.00% 9/1/21 #	405,000	467,269
JBS Investments 144A
7.75% 10/28/20 #	1,130,000	1,169,211
Prestige Brands 144A
5.375% 12/15/21 #	450,000	442,125
Spectrum Brands
144A 6.125% 12/15/24 #	925,000	968,937
6.625% 11/15/22	416,000	446,160
SUPERVALU 7.75% 11/15/22	870,000	902,625
		5,572,121
Energy – 8.16%
Baytex Energy 144A
5.625% 6/1/24 #	595,000	512,444
California Resources
144A 5.50% 9/15/21 #	585,000	494,325
144A 6.00% 11/15/24 #	585,000	478,969
Calumet Specialty Products
Partners 7.625% 1/15/22	920,000	841,800
Chaparral Energy
7.625% 11/15/22	417,000	246,030
8.25% 9/1/21	277,000	163,430
CHC Helicopter
9.375% 6/1/21	419,250	316,534
Chesapeake Energy
4.875% 4/15/22	925,000	916,906
Compressco Partners 144A
7.25% 8/15/22 #	705,000	592,200
Energy Transfer Equity
5.875% 1/15/24	290,000	302,383
Exterran Partners
6.00% 4/1/21	390,000	335,400
Genesis Energy
5.75% 2/15/21	665,000	630,087
Halcon Resources
9.75% 7/15/20	965,000	648,963
Laredo Petroleum
5.625% 1/15/22	375,000	333,750
7.375% 5/1/22	346,000	333,025
Linn Energy 6.25% 11/1/19	690,000	529,575
Murphy Oil USA
6.00% 8/15/23	615,000	653,437
Northern Oil & Gas
8.00% 6/1/20	580,000	504,600
NuStar Logistics
6.75% 2/1/21	400,000	422,036
Oasis Petroleum
6.875% 3/15/22	930,000	860,831
Ocean Rig UDW 144A
7.25% 4/1/19 #	1,010,000	666,600
PDC Energy 7.75% 10/15/22	535,000	518,950
Pioneer Energy Services
6.125% 3/15/22	695,000	491,713

2 NQ-DPT-096 [1/15] 3/15 (14089)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Regency Energy Partners
5.875% 3/1/22	630,000	$693,000
Targa Resources Partners
5.25% 5/1/23	580,000	580,000
		13,066,988
Financials – 1.26%
Consolidated Energy Finance
144A 6.75% 10/15/19 #	768,000	741,120
E*Trade Financial
5.375% 11/15/22	800,000	842,000
Infinity Acquisition 144A
7.25% 8/1/22 #	490,000	442,225
		2,025,345
Healthcare – 8.03%
Air Medical Group Holdings
9.25% 11/1/18	312,000	328,380
Amsurg 144A
5.625% 7/15/22 #	350,000	363,563
Community Health Systems
6.875% 2/1/22	1,600,000	1,707,400
7.125% 7/15/20	163,000	173,799
8.00% 11/15/19	56,000	59,780
Crimson Merger Sub 144A
6.625% 5/15/22 #	270,000	233,887
DaVita HealthCare Partners
5.125% 7/15/24	1,065,000	1,096,604
Endo Finance 144A
6.00% 2/1/25 #	395,000	405,616
HCA
5.375% 2/1/25	705,000	727,913
5.875% 5/1/23	850,000	924,375
HealthSouth 5.75% 11/1/24	365,000	378,687
Immucor 11.125% 8/15/19	612,000	660,960
Kinetic Concepts
10.50% 11/1/18	423,000	465,300
12.50% 11/1/19	290,000	321,900
Mallinckrodt International
Finance 4.75% 4/15/23	345,000	328,613
Omnicare
4.75% 12/1/22	135,000	140,400
5.00% 12/1/24	365,000	381,425
Par Pharmaceutical
7.375% 10/15/20	1,241,000	1,312,357
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	475,000	507,063
Tenet Healthcare
144A 5.00% 3/1/19 #	465,000	467,325
6.00% 10/1/20	285,000	309,225
8.125% 4/1/22	645,000	728,850
Valeant Pharmaceuticals
International
144A 5.50% 3/1/23 #	560,000	576,800
144A 6.375% 10/15/20 #	256,000	271,680
		12,871,902
Insurance – 2.47%
American International Group
8.175% 5/15/58 ●	562,000	772,750
HUB International 144A
7.875% 10/1/21 #	1,185,000	1,187,963
USI 144A 7.75% 1/15/21 #	895,000	878,219
XL Group 6.50% 10/29/49 ●	1,240,000	1,119,100
		3,958,032
Media – 15.03%
Altice
144A 7.625% 2/15/25 #	400,000	400,000
144A 7.75% 5/15/22 #	1,195,000	1,239,813
Altice Financing 144A
6.625% 2/15/23 #	795,000	819,844
CCO Holdings
5.25% 9/30/22	414,000	417,105
CCOH Safari
5.50% 12/1/22	425,000	431,906
5.75% 12/1/24	750,000	762,187
Columbus International 144A
7.375% 3/30/21 #	1,535,000	1,584,887
CSC Holdings 144A
5.25% 6/1/24 #	1,596,000	1,605,975
DISH DBS 144A
5.875% 11/15/24 #	975,000	982,313
Gannett 144A
5.50% 9/15/24 #	455,000	460,687
Gray Television
7.50% 10/1/20	2,460,000	2,539,950
iHeartCommunications
9.00% 9/15/22	2,085,000	2,027,663
LIN Television 144A
5.875% 11/15/22 #	1,170,000	1,178,775
MDC Partners 144A
6.75% 4/1/20 #	670,000	701,825
Nexstar Broadcasting 144A
6.125% 2/15/22 #	780,000	783,900

(continues)     NQ-DPT-096 [1/15] 3/15 (14089) 3

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
Numericable
144A 6.00% 5/15/22 #	690,000	$706,663
144A 6.25% 5/15/24 #	800,000	829,000
Outfront Media Capital 144A
5.875% 3/15/25 #	425,000	440,937
RCN Telecom Services 144A
8.50% 8/15/20 #	490,000	522,463
Sinclair Television Group
144A 5.625% 8/1/24 #	1,320,000	1,310,100
Unitymedia Hessen 144A
5.00% 1/15/25 #	475,000	485,687
Unitymedia KabelBW 144A
6.125% 1/15/25 #	750,000	791,250
Virgin Media Finance
144A 5.75% 1/15/25 #	345,000	357,937
144A 6.375% 4/15/23 #	800,000	856,000
VTR Finance 144A
6.875% 1/15/24 #	1,595,000	1,603,055
Ziggo Bond Finance 144A
5.875% 1/15/25 #	230,000	235,175
		24,075,097
Services – 6.20%
AECOM Technology
144A 5.75% 10/15/22 #	260,000	272,675
144A 5.875% 10/15/24 #	485,000	507,431
Algeco Scotsman Global
Finance 144A
10.75% 10/15/19 #	1,065,000	820,050
Caesars Growth Properties
Holdings 144A
9.375% 5/1/22 #	440,000	376,200
Covanta Holding
5.875% 3/1/24	670,000	692,613
Geo Group
5.875% 10/15/24	435,000	450,225
Mattamy Group 144A
6.50% 11/15/20 #	775,000	757,563
MGM Resorts International
6.00% 3/15/23	1,760,000	1,786,400
Navios South American
Logistics 144A
7.25% 5/1/22 #	605,000	580,044
Pinnacle Entertainment
6.375% 8/1/21	975,000	1,004,250
7.75% 4/1/22	210,000	221,025
United Rentals North America
5.75% 11/15/24	2,145,000	2,187,900
Watco 144A
6.375% 4/1/23 #	280,000	281,400
		9,937,776
Technology & Electronics – 4.88%
BMC Software Finance 144A
8.125% 7/15/21 #	175,000	153,781
CDW 5.50% 12/1/24	400,000	404,000
CommScope 144A
5.50% 6/15/24 #	675,000	655,594
Entegris 144A
6.00% 4/1/22 #	665,000	674,975
Equinix
5.375% 1/1/22	245,000	254,800
5.75% 1/1/25	430,000	449,350
First Data
11.25% 1/15/21	965,000	1,095,275
11.75% 8/15/21	885,000	1,023,281
Infor Software Parent
144A PIK 7.125%
5/1/21 #❄	1,075,000	1,085,750
j2 Global 8.00% 8/1/20	702,000	761,670
Micron Technology 144A
5.25% 8/1/23 #	540,000	541,687
NCR 6.375% 12/15/23	345,000	362,250
Viasystems 144A
7.875% 5/1/19 #	336,000	356,580
		7,818,993
Telecommunications – 10.33%
CenturyLink 6.75% 12/1/23	400,000	448,000
Cogent Communications
Finance 144A
5.625% 4/15/21 #	605,000	592,900
Digicel Group
144A 7.125% 4/1/22 #	225,000	204,401
144A 8.25% 9/30/20 #	1,800,000	1,760,400
Hughes Satellite Systems
7.625% 6/15/21	439,000	479,607
Intelsat Luxembourg
7.75% 6/1/21	1,710,000	1,701,450
8.125% 6/1/23	1,450,000	1,471,750
Level 3 Communications
144A 5.75% 12/1/22 #	1,020,000	1,032,750
Level 3 Financing 144A
5.375% 8/15/22 #	715,000	727,513
Sprint
7.125% 6/15/24	845,000	825,987
7.25% 9/15/21	980,000	983,430
7.875% 9/15/23	410,000	417,687

4 NQ-DPT-096 [1/15] 3/15 (14089)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
T-Mobile USA
6.00% 3/1/23	240,000	$246,000
6.125% 1/15/22	195,000	201,337
6.25% 4/1/21	240,000	248,700
6.375% 3/1/25	940,000	958,800
West 144A
5.375% 7/15/22 #	1,060,000	1,017,600
Wind Acquisition Finance
144A 4.75% 7/15/20 #	310,000	303,025
144A 7.375% 4/23/21 #	970,000	943,325
Windstream
7.50% 6/1/22	360,000	360,450
7.50% 4/1/23	10,000	9,963
7.75% 10/1/21	370,000	377,400
Zayo Group
144A 6.00% 4/1/23 #	790,000	797,900
10.125% 7/1/20	392,000	441,490
		16,551,865
Utilities – 3.98%
Abengoa Yield 144A
7.00% 11/15/19 #	650,000	663,000
AES Gener 144A
8.375% 12/18/73 #●	200,000	217,000
Calpine
5.375% 1/15/23	585,000	593,775
5.50% 2/1/24	310,000	310,775
DPL 144A 6.75% 10/1/19 #	555,000	568,875
Dynegy 5.875% 6/1/23	395,000	377,225
Dynegy Finance I
144A 6.75% 11/1/19 #	215,000	221,181
144A 7.375% 11/1/22 #	340,000	351,475
144A 7.625% 11/1/24 #	1,435,000	1,479,844
Enel 144A
8.75% 9/24/73 #●	820,000	975,595
GenOn Energy
9.875% 10/15/20	630,000	614,250
		6,372,995
Total Corporate Bonds (cost $144,164,981)		141,914,897

Senior Secured Loans – 5.08%«
Applied Systems 2nd Lien
7.50% 1/23/22	779,000	770,236
Ashland Water 2nd Lien
7.75% 7/31/22	250,000	242,500
Atkore International 2nd Lien
7.75% 10/9/21	235,000	230,300
Azure Midstream Tranche B
6.50% 11/15/18	115,443	103,322
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	640,000	630,533
Borgata Tranche B 1st Lien
6.75% 8/15/18	544,345	543,801
Clear Channel
Communications Tranche B
3.65% 1/29/16	1,128,000	1,114,807
Clear Channel
Communications Tranche D
6.75% 1/30/19	375,000	350,469
Flint Group 2nd Lien
8.25% 4/8/22	700,000	668,500
Gentiva Health Services
Tranche B
6.50% 10/18/19	504,900	505,452
Hostess Brands 1st Lien
6.75% 3/20/20	660,013	674,038
Mauser Holdings 2nd Lien
8.25% 7/31/22	725,000	706,875
Moxie Liberty Tranche B
7.50% 8/21/20	345,000	341,550
Moxie Patriot (Panda Power
Fund) Tranche B1
6.75% 12/19/20	340,000	341,275
Otterbox Tranche B
5.75% 6/3/20	139,601	138,205
Panda Stonewall Tranche B
6.50% 11/13/21	475,000	481,234
Rite Aid 2nd Lien
5.75% 8/21/20	295,000	296,598
Total Senior Secured Loans
(cost $8,264,477)		8,139,695

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	60,000	0
Mirant (Escrow) †	20,000	0
Total Common Stock (cost $1,816)		0

(continues)     NQ-DPT-096 [1/15] 3/15 (14089) 5

Schedules of investments

Delaware Pooled® Trust — The High-Yield Bond Portfolio

	Number of	Value
	shares	(U.S. $)
Preferred Stock – 1.71%
Ally Financial
144A 7.00% #	1,900	$1,909,559
8.50% ●	5,000	131,900
GMAC Capital Trust I
8.125% ●	7,000	184,100
Regions Financial 6.375%	20,000	507,200
Total Preferred Stock (cost $2,424,518)		2,732,759

	Principal
	amount°
Short-Term Investments – 3.59%
Repurchase Agreements – 3.59%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$2,151,982 (collateralized
by U.S. government
obligations
0.000%–7.875%
2/26/15–8/15/40; market
value $2,195,016)	2,151,977	2,151,977
Bank of Montreal
0.05%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$1,434,657 (collateralized
by U.S. government
obligations
0.75%–3.875%
6/30/16–8/15/40; market
value $1,463,345)	1,434,651	1,434,651
BNP Paribas
0.06%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$2,164,490 (collateralized
by U.S. government
obligations
0.000%–2.125%
7/31/16–5/15/29; market
value $2,207,769)	2,164,479	2,164,479

Total Short-Term Investments
(cost $5,751,107)		5,751,107
Total Value of Securities – 98.96%
(cost $160,606,899)		$158,538,458

Receivables and Other Assets Net of
Liabilities – 1.04%		1,662,838
Net Assets – 100.00%		$160,201,296
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2015, the aggregate value of Rule 144A securities was $77,048,667, which represents 48.09% of the Portfolio’s net assets.

❄	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy.At Jan. 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security.The rate shown is the rate as of Jan. 31, 2015. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2015.

PIK – Pay-in-kind

6 NQ-DPT-096 [1/15] 3/15 (14089)

Notes

Delaware Pooled® Trust — The High-Yield Bond Portfolio
January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-096 [1/15] 3/15 (14089) 7

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$141,914,897	$—	$141,914,897
Senior Secured Loans	—	8,139,695	—	8,139,695
Common Stock	—	—	—	—
Preferred Stock[1]	823,200	1,909,559	—	2,732,759
Short-Term Investments	—	5,751,107	—	5,751,107
Total	$823,200	$157,715,258	$—	$158,538,458
____________________

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for the Portfolio.

	Level 1	Level 2	Total
Preferred Stock	30.12%	69.88%	100.00%

The securities that have been deemed worthless in the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

8 NQ-DPT-096 [1/15] 3/15 (14089)

Schedule of investments

Delaware Pooled® Trust — The International Equity Portfolio
January 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.73%Δ
Australia – 1.93%
AMP	765,075	$3,412,380
QBE Insurance Group	548,411	4,496,386
		7,908,766
Belgium – 0.00%
Ageas VVPR Strip ★=†	36,617	0
		0
China – 2.81%
China Mobile	541,000	7,091,692
Jardine Matheson
Holdings	69,215	4,423,028
		11,514,720
France – 9.94%
Cie de Saint-Gobain	199,321	8,490,468
GDF Suez VVPR Strip =†	162,519	0
Orange	235,567	4,143,983
Sanofi	134,712	12,411,253
Societe Generale	94,763	3,805,000
Total	178,991	9,186,904
Vallourec	122,282	2,652,917
		40,690,525
Germany – 7.78%
Daimler	68,788	6,229,224
Deutsche Telekom	855,230	14,741,240
RWE	128,799	3,572,496
SAP	112,146	7,318,873
		31,861,833
Israel – 1.87%
Teva Pharmaceutical
Industries ADR	134,289	7,635,673
		7,635,673
Italy – 1.73%
ENI	421,336	7,089,860
		7,089,860
Japan – 18.62%
Canon	354,700	11,223,003
Honda Motor	334,500	10,095,174
Hoya	116,000	4,496,067
Kao	204,500	8,968,450
Kirin Holdings	616,500	8,302,106
NTT DOCOMO	267,900	4,523,276
Seven & I Holdings	167,073	6,114,927
Takeda Pharmaceutical	232,600	11,622,528
Tokio Marine Holdings	249,352	8,706,911
Tokyo Electron	31,100	2,177,161
		76,229,603
Netherlands – 5.93%
Koninklijke Ahold	580,427	10,474,902
Reed Elsevier	220,593	5,392,706
Royal Dutch Shell Class A	276,484	8,411,548
		24,279,156
Singapore – 4.45%
SembCorp Industries	1,143,000	3,635,076
Singapore Telecommunications	2,608,602	7,856,608
United Overseas Bank	392,542	6,713,518
		18,205,202
Spain – 6.89%
Banco Santander	480,225	3,229,743
Iberdrola	1,979,040	13,658,978
Telefonica	754,912	11,319,215
		28,207,936
Sweden – 2.91%
Ericsson LM Class B	423,970	5,140,072
TeliaSonera	1,099,570	6,774,964
		11,915,036
Switzerland – 13.09%
ABB	494,781	9,511,733
Nestle	148,610	11,348,255
Novartis	120,290	11,721,321
Syngenta	27,419	8,930,324
Zurich Insurance Group	36,396	12,066,812
		53,578,445
Taiwan – 1.03%
Taiwan Semiconductor
Manufacturing ADR	184,932	4,199,806
		4,199,806
United Kingdom – 19.75%
AMEC	436,347	5,217,420
BG Group	581,071	7,750,762
BP	1,126,937	7,239,956
G4S	1,445,984	6,196,619
GlaxoSmithKline	560,541	12,343,214

(continues)      NQ-DPT-031 [1/15] 3/15 (14100) 1

Schedule of investments

Delaware Pooled® Trust — The International Equity Portfolio (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common StockΔ (continued)
United Kingdom (continued)
National Grid	788,225	$11,082,386
Pearson	215,023	4,363,060
Tesco	2,805,226	9,486,954
Unilever	285,707	12,581,666
Vodafone Group	1,307,399	4,597,748
		80,859,785
Total Common Stock
(cost $370,040,306)		404,176,346

	Principal
	amount°
Short-Term Investments – 1.12%
Discount Notes – 0.36%≠
Federal Home Loan Bank
0.056% 4/8/15	541,861	541,829
0.065% 4/20/15	304,841	304,820
0.07% 4/6/15	553,130	553,099
0.08% 3/18/15	91,018	91,016
		1,490,764
Repurchase Agreements – 0.76%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$1,160,416 (collateralized
by U.S. government
obligations
0.000%–7.875%
2/26/15–8/15/40; market
value $1,183,621)	1,160,413	1,160,413
Bank of Montreal
0.05%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $773,612
(collateralized by U.S.
government obligations
0.75%–3.875%
6/30/16–8/15/40; market
value $789,081)	773,609	773,609
BNP Paribas
0.06%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$1,167,161 (collateralized
by U.S. government
obligations
0.000%–2.125%
7/31/16–5/15/29; market
value $1,190,498)	1,167,155	1,167,155
		3,101,177
Total Short-Term Investments
(cost $4,591,850)		4,591,941

Total Value of
Securities – 99.85%
(cost $374,632,156)		408,768,287

Receivables and Other Assets Net of
Liabilities – 0.15%		611,376
Net Assets – 100.00%		$409,379,663
____________________

★	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At Jan. 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:
ADR – American Depositary Receipt
VVPR Strip – Dividend Coupon

2 NQ-DPT-031 [1/15] 3/15 (14100)

Notes

Delaware Pooled® Trust — The International Equity Portfolio
January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)      NQ-DPT-031 [1/15] 3/15 (14100) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$7,908,766	$—	$7,908,766
Belgium	—	—	—	—
China	—	11,514,720	—	11,514,720
France	—	40,690,525	—	40,690,525
Germany	—	31,861,833	—	31,861,833
Israel	7,635,673	—	—	7,635,673
Italy	—	7,089,860	—	7,089,860
Japan	—	76,229,603	—	76,229,603
Netherlands	—	24,279,156	—	24,279,156
Singapore	—	18,205,202	—	18,205,202
Spain	—	28,207,936	—	28,207,936
Sweden	—	11,915,036	—	11,915,036
Switzerland	—	53,578,445	—	53,578,445
Taiwan	4,199,806	—	—	4,199,806
United Kingdom	—	80,859,785	—	80,859,785
Short-Term Investments	—	4,591,941	—	4,591,941
Total	$11,835,479	$396,932,808	$—	$408,768,287

As a result of utilizing international fair value pricing at Jan. 31, 2015, the majority of the portfolio was categorized as level 2.

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded , causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU 2011-04 since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-031 [1/15] 3/15 (14100)

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
January 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.52%Δ
Australia – 1.93%
AMP	678,745	$3,027,332
QBE Insurance Group	485,863	3,983,559
		7,010,891
Belgium – 0.00%
Ageas VVPR Strip ★=†	15,275	0
		0
France – 9.87%
Cie de Saint-Gobain	188,773	8,041,155
GDF Suez VVPR Strip =†	101,871	0
Orange	208,986	3,676,383
Sanofi	118,876	10,952,254
Societe Generale	92,738	3,723,691
Total	137,517	7,058,206
Vallourec	113,996	2,473,152
		35,924,841
Germany – 7.95%
Daimler	59,448	5,383,423
RWE	140,629	3,900,624
SAP	111,951	7,306,147
Telefonica Deutschland
Holding	2,227,004	12,353,848
		28,944,042
Israel – 1.86%
Teva Pharmaceutical
Industries ADR	118,800	6,754,968
		6,754,968
Japan – 19.41%
Canon	311,300	9,849,791
Honda Motor	299,800	9,047,932
Hoya	102,100	3,957,314
Kao	186,900	8,196,594
Kirin Holdings	603,400	8,125,695
NTT DOCOMO	248,000	4,187,280
Seven & I Holdings	166,600	6,097,615
Takeda Pharmaceutical	222,400	11,112,856
Tokio Marine Holdings	225,500	7,874,043
Tokyo Electron	31,100	2,177,161
		70,626,281
Netherlands – 6.51%
Koninklijke Ahold	509,607	9,196,821
Reed Elsevier	193,371	4,727,226
Royal Dutch Shell Class A	321,758	9,788,931
		23,712,978
Singapore – 5.34%
SembCorp Industries	1,071,000	3,406,095
Singapore
Telecommunications	3,313,000	9,978,120
United Overseas Bank	354,019	6,054,672
		19,438,887
Spain – 7.00%
Banco Santander	408,504	2,747,385
Iberdrola	1,654,594	11,419,710
Telefonica	753,411	11,296,709
		25,463,804
Sweden – 3.05%
Ericsson Class B	419,426	5,084,982
TeliaSonera	975,496	6,010,487
		11,095,469
Switzerland – 13.13%
ABB †	439,018	8,439,738
Nestle	130,987	10,002,516
Novartis	108,917	10,613,110
Syngenta	24,712	8,048,658
Zurich Insurance Group †	32,228	10,684,944
		47,788,966
United Kingdom – 22.47%
AMEC	443,144	5,298,692
BG Group	761,026	10,151,137
BP	1,627,424	10,455,313
G4S	1,376,556	5,899,092
GlaxoSmithKline	505,205	11,124,705
National Grid	728,632	10,244,513
Pearson	195,445	3,965,800
Sainsbury (J.)	705,378	2,703,194
Tesco	1,851,180	6,260,480
Unilever	265,976	11,712,773
Vodafone Group	1,123,380	3,950,605
		81,766,304
Total Common Stock
(cost $337,495,116)		358,527,431

(continues)      NQ-DPT-094 [1/15] 3/15 (14099) 1

Schedule of investments

Delaware Pooled® Trust — The Labor Select International Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments – 0.82%
Repurchase Agreements – 0.82%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$1,113,035 (collateralized
by U.S. government
obligations
0.000%–7.875%
2/26/15–8/15/40; market
value $1,135,293)	1,113,032	$1,113,032
Bank of Montreal
0.05%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $742,024
(collateralized by U.S.
government obligations
0.75%–3.875%
6/30/16–8/15/40; market
value $756,862)	742,021	742,021
BNP Paribas
0.06%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$1,119,504 (collateralized
by U.S. government
obligations
0.000%–2.125%
7/31/16–5/15/29; market
value $1,141,889)	1,119,499	1,119,499
Total Short-Term Investments
(cost $2,974,552)		2,974,552

Total Value of
Securities – 99.34%
(cost $340,469,668)		361,501,983
Receivables and Other Assets Net of
Liabilities – 0.66%		2,419,428
Net Assets – 100.00%		$363,921,411
____________________

★	Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At Jan. 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Portfolio’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:
ADR – American Depositary Receipt
VVPR Strip – Dividend Coupon

2 NQ-DPT-094 [1/15] 3/15 (14099)

Notes

Delaware Pooled® Trust — The Labor Select International Equity Portfolio
January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occur, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-094 [1/15] 3/15 (14099) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$7,010,891	$—	$7,010,891
Belgium	—	—	—	—
France	—	35,924,841	—	35,924,841
Germany	—	28,944,042	—	28,944,042
Israel	6,754,968	—	—	6,754,968
Japan	—	70,626,281	—	70,626,281
Netherlands	—	23,712,978	—	23,712,978
Singapore	—	19,438,887	—	19,438,887
Spain	—	25,463,804	—	25,463,804
Sweden	—	11,095,469	—	11,095,469
Switzerland	—	47,788,966	—	47,788,966
United Kingdom	—	81,766,304	—	81,766,304
Short-Term Investment	—	2,974,552	—	2,974,552
Total	$6,754,968	$354,747,015	$—	$361,501,983

As a result of utilizing international fair value pricing at Jan. 31, 2015, a majority of the Portfolio was categorized as Level 2.

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 securities in this table.

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-094 [1/15] 3/15 (14099)

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
January 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.89%✧
Consumer Discretionary – 22.77%
Discovery Communications
Class A †	38,583	$1,118,328
Discovery Communications
Class C †	189,361	5,279,385
eBay †	242,294	12,841,582
L Brands	112,697	9,537,547
Liberty Interactive Class A †	408,424	11,174,481
NIKE Class B	76,240	7,033,140
Priceline Group †	9,666	9,757,634
Sally Beauty Holdings †	137,665	4,278,628
Wynn Resorts	19,775	2,925,711
		63,946,436
Consumer Staples – 4.67%
Walgreens Boots Alliance	178,039	13,130,376
		13,130,376
Energy – 7.33%
EOG Resources	79,626	7,089,103
Kinder Morgan	162,468	6,669,311
Williams	155,935	6,839,309
		20,597,723
Financial Services – 16.55%
Crown Castle International	138,997	12,024,630
IntercontinentalExchange	37,661	7,747,997
MasterCard Class A	148,187	12,155,780
Visa Class A	57,121	14,560,714
		46,489,121
Healthcare – 18.41%
Allergan	71,388	15,652,533
Celgene †	144,966	17,274,149
Novo Nordisk ADR	167,320	7,455,779
Perrigo	36,455	5,531,682
Valeant Pharmaceuticals
International †	36,149	5,782,756
		51,696,899
Information Technology – 28.16%
Adobe Systems †	78,955	5,537,114
Baidu ADR †	34,620	7,544,390
Electronic Arts †	149,075	8,178,255
Equinix	52,141	11,307,297
Google Class A †	11,248	6,046,362
Google Class C †	11,303	6,041,680
Intuit	81,500	7,075,830
Microsoft	305,003	12,322,121
QUALCOMM	194,010	12,117,865
Yelp †	55,446	2,909,252
		79,080,166
Total Common Stock (cost $205,384,102)		274,940,721

	Principal amount°
Short-Term Investments – 1.82%
Discount Notes – 1.16%≠
Federal Home Loan Bank
0.058% 4/8/15	559,354	559,321
0.065% 2/25/15	576,670	576,666
0.065% 3/5/15	605,709	605,700
0.065% 4/20/15	639,388	639,345
0.07% 4/6/15	334,807	334,789
0.08% 2/20/15	144,068	144,067
0.08% 3/18/15	147,200	147,197
0.085% 3/27/15	247,141	247,135
		3,254,220
Repurchase Agreements – 0.66%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $702,395
(collateralized by U.S.
government obligations
0.000%–7.875%
2/26/15–8/15/40; market
value $716,441)	702,393	702,393
Bank of Montreal
0.05%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $468,264
(collateralized by U.S.
government obligations
0.75%–3.875%
6/30/16–8/15/40; market
value $477,627)	468,262	468,262

(continues)      NQ-DPT-192 [1/15] 3/15 (14093) 1

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.06%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $706,477
(collateralized by U.S.
government obligations
0.000%–2.125%
7/31/16–5/15/29; market
value $720,603)	706,474	$706,474
		1,877,129
Total Short-Term Investments
(cost $5,131,163)		5,131,349

Total Value of
Securities – 99.71%
(cost $210,515,265)		280,072,070
Receivables and Other Assets Net of
Liabilities – 0.29%		800,657
Net Assets – 100.00%		$280,872,727
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

2 NQ-DPT-192 [1/15] 3/15 (14093)

Notes

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio
January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)      NQ-DPT-192 [1/15] 3/15 (14093) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Total
Common Stock	$274,940,721	$—	$274,940,721
Short-Term Investments	—	5,131,349	5,131,349
Total	$274,940,721	$5,131,349	$280,072,070

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is primarily traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-192 [1/15] 3/15 (14093)

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
January 31, 2015 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 96.29%
Consumer Discretionary – 6.04%
Johnson Controls	145,500	$6,761,385
Lowe’s	98,100	6,647,256
		13,408,641
Consumer Staples – 12.05%
Archer-Daniels-Midland	139,000	6,481,570
CVS Health	69,700	6,841,752
Kraft Foods Group	107,033	6,993,536
Mondelez International
Class A	182,300	6,424,252
		26,741,110
Energy – 15.04%
Chevron	60,200	6,172,306
ConocoPhillips	105,600	6,650,688
Halliburton	173,400	6,934,266
Marathon Oil	247,400	6,580,840
Occidental Petroleum	88,100	7,048,000
		33,386,100
Financials – 11.69%
Allstate	95,800	6,685,882
Bank of New York Mellon	178,900	6,440,400
BB&T	184,700	6,518,063
Marsh & McLennan	117,300	6,307,221
		25,951,566
Healthcare – 18.19%
Baxter International	93,500	6,573,985
Cardinal Health	81,600	6,788,304
Johnson & Johnson	66,400	6,649,296
Merck	110,200	6,642,856
Pfizer	212,911	6,653,469
Quest Diagnostics	99,700	7,085,679
		40,393,589
Industrials – 9.00%
Northrop Grumman	45,000	7,062,750
Raytheon	62,200	6,223,110
Waste Management	130,400	6,706,472
		19,992,332
Information Technology – 12.20%
Broadcom Class A	158,700	6,734,435
CA	33,103	1,003,021
Cisco Systems	248,900	6,562,249
Intel	187,000	6,178,480
Xerox	500,900	6,596,853
		27,075,038
Materials – 2.98%
duPont (E.I.) deNemours	92,800	6,608,288
		6,608,288
Telecommunications – 6.02%
AT&T	204,400	6,728,848
Verizon Communications	145,100	6,632,521
		13,361,369
Utilities – 3.08%
Edison International	100,300	6,835,445
		6,835,445
Total Common Stock (cost $197,350,935)		213,753,478

	Principal
	amount°
Short-Term Investments – 4.13%
Discount Notes – 2.15%≠
Federal Home Loan Bank
0.057% 4/8/15	800,369	800,323
0.065% 2/25/15	461,267	461,264
0.065% 3/5/15	520,836	520,828
0.065% 4/20/15	497,858	497,824
0.07% 4/6/15	782,404	782,360
0.08% 2/20/15	446,494	446,492
0.08% 3/18/15	487,998	487,988
0.085% 3/27/15	780,202	780,182
		4,777,261
Repurchase Agreements – 1.98%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$1,641,410 (collateralized
by U.S. government
obligations
0.000%–7.875%
2/26/15–8/15/40; market
value $1,674,234)	1,641,406	1,641,406
Bank of Montreal
0.05%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$1,094,275 (collateralized
by U.S. government
obligations
0.75%–3.875%
6/30/16–8/15/40; market
value $1,116,156)	1,094,271	1,094,271

(continues)     NQ-DPT-029 [1/15] 3/15 (14101) 1

Schedule of investments

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.06%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price
$1,650,951 (collateralized
by U.S. government
obligations
0.000%–2.125%
7/31/16–5/15/29; market
value $1,683,961)	1,650,942	$1,650,942
		4,386,619
Total Short-Term Investments
(cost $9,163,579)		9,163,880
Total Value of
Securities – 100.42%
(cost $206,514,514)		222,917,358
Liabilities Net of Receivables and Other
Assets – (0.42%)		(922,630)
Net Assets – 100.00%		$221,994,728
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

2 NQ-DPT-029 [1/15] 3/15 (14101)

Notes

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio
January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three–level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-029 [1/15] 3/15 (14101) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Total
Common Stock	$213,753,478	$—	$213,753,478
Short-Term Investments	—	9,163,880	9,163,880
Total	$213,753,478	$9,163,880	$222,917,358

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Portfolio’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-029 [1/15] 3/15 (14101)

Schedule of investments
Delaware REIT Fund	January 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 94.79%
Diversified REITs – 3.93%
Gramercy Property Trust	329,132	$2,277,593
Vornado Realty Trust	69,432	7,668,070
Washington Real Estate Investment Trust	24,700	709,137
		10,654,800
Healthcare REITs – 9.39%
Health Care REIT	134,900	11,055,055
Healthcare Realty Trust	53,799	1,618,812
Healthcare Trust of America Class A	115,700	3,408,522
Ventas	117,377	9,367,858
		25,450,247
Hotel REITs – 8.36%
DiamondRock Hospitality	165,300	2,401,809
Hilton Worldwide Holdings †	21,000	545,370
Host Hotels & Resorts	347,664	7,958,029
Pebblebrook Hotel Trust	101,713	4,723,552
RLJ Lodging Trust	118,110	4,024,008
Strategic Hotels & Resorts †	223,900	3,004,738
		22,657,506
Industrial REITs – 4.65%
DCT Industrial Trust	110,851	4,185,734
Prologis	186,309	8,409,988
		12,595,722
Mall REITs – 16.16%
General Growth Properties	401,411	12,114,584
Simon Property Group	147,058	29,214,542
Taubman Centers	30,000	2,458,500
		43,787,626
Manufactured Housing REIT – 0.80%
Equity Lifestyle Properties	39,636	2,169,278
		2,169,278
Multifamily REITs – 17.78%
American Campus Communities	22,400	984,704
Apartment Investment & Management	97,600	3,890,336
AvalonBay Communities	62,251	10,768,801
Camden Property Trust	8,586	661,551
Equity Residential	166,223	12,900,567
Essex Property Trust	38,027	8,596,003
Post Properties	60,200	3,657,150
UDR	202,400	6,731,824
		48,190,936

NQ-095 [1/15] 3/15 (14098) 1

Schedule of investments
Delaware REIT Fund (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Office REITs – 12.80%
Boston Properties	92,474	$12,835,391
Douglas Emmett	70,700	2,013,536
Equity Commonwealth	72,900	1,920,915
Highwoods Properties	80,400	3,778,800
Hudson Pacific Properties	36,700	1,187,245
Kilroy Realty	63,175	4,684,426
Paramount Group †	77,700	1,503,495
SL Green Realty	53,762	6,774,012
		34,697,820
Office/Industrial REITs – 3.97%
CyrusOne	51,900	1,455,795
Duke Realty	327,100	7,140,593
PS Business Parks	25,529	2,147,244
		10,743,632
Self-Storage REITs – 5.95%
Extra Space Storage	60,494	3,992,604
Public Storage	60,402	12,131,138
		16,123,742
Shopping Center REITs – 9.25%
DDR	336,275	6,590,990
Kimco Realty	194,979	5,391,169
Kite Realty Group Trust	81,900	2,502,864
Ramco-Gershenson Properties Trust	176,900	3,461,933
Regency Centers	91,719	6,288,255
Urban Edge Properties †	34,716	824,158
		25,059,369
Single Tenant REIT – 1.24%
Spirit Realty Capital	260,911	3,355,316
		3,355,316
Specialty REIT – 0.51%
American Residential Properties †	79,149	1,385,899
		1,385,899
Total Common Stock (cost $202,836,818)		256,871,893

	Principal amount°
Short-Term Investments – 4.76%
Discount Notes – 2.65%≠
Federal Home Loan Bank
0.057% 4/8/15	1,023,114	1,023,054
0.065% 2/25/15	1,504,308	1,504,299
0.065% 3/5/15	1,692,418	1,692,393

2 NQ-095 [1/15] 3/15 (14098)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.065% 4/20/15	608,142	$608,101
0.07% 4/6/15	1,020,711	1,020,654
0.08% 2/20/15	1,325,389	1,325,382
		7,173,883
Repurchase Agreements – 2.11%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $2,141,357 (collateralized by U.S.
government obligations 0.000%–7.875%
2/26/15–8/15/40; market value $2,184,179)	2,141,351	2,141,351
Bank of Montreal
0.05%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $1,427,574 (collateralized by U.S.
government obligations 0.75%–3.875%
6/30/16–8/15/40; market value $1,456,120)	1,427,568	1,427,568
BNP Paribas
0.06%, dated 1/30/15, to be repurchased on 2/2/15,
repurchase price $2,153,804 (collateralized by U.S.
government obligations 0.000%–2.125%
7/31/16–5/15/29; market value $2,196,869)	2,153,793	2,153,793
		5,722,712
Total Short-Term Investments (cost $12,896,256)		12,896,595

Total Value of Securities – 99.55%
(cost $215,733,074)		269,768,488

Receivables and Other Assets Net of Liabilities – 0.45%		1,206,632
Net Assets – 100.00%		$270,975,120

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

NQ-095 [1/15] 3/15 (14098) 3

Notes
Delaware REIT Fund	January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4 NQ-095 [1/15] 3/15 (14098)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Total
Common Stock	$256,871,893	$—	$256,871,893
Short-Term Investments	—	12,896,595	12,896,595
Total	$256,871,893	$12,896,595	$269,768,488

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-095 [1/15] 3/15 (14098) 5

Schedules of investments

Delaware Pooled® Trust — The Select 20 Portfolio
January 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 92.83%
Consumer Discretionary – 18.38%
Discovery Communications
Class A †	73,290	$2,124,311
eBay †	65,085	3,449,505
L Brands	44,530	3,768,574
Liberty Interactive Class A †	149,295	4,084,711
Priceline Group †	2,862	2,889,132
		16,316,233
Consumer Staples – 2.93%
Walgreens Boots Alliance	35,215	2,597,106
		2,597,106
Energy – 2.53%
EOG Resources	25,245	2,247,562
		2,247,562
Financial Services – 17.86%
Crown Castle International	55,515	4,802,603
IntercontinentalExchange	19,795	4,072,425
Visa Class A	27,400	6,984,534
		15,859,562
Healthcare – 14.34%
Allergan	32,740	7,178,572
Celgene †	46,615	5,554,643
		12,733,215
Office REIT – 3.36%
Equity Commonwealth	113,180	2,982,293
		2,982,293
Producer Durables – 6.03%
Zebra Technologies †	64,156	5,354,460
		5,354,460
Technology – 24.11%
Electronic Arts †	55,100	3,022,786
Google Class A †	4,400	2,365,220
Google Class C †	4,394	2,348,681
Microsoft	123,930	5,006,772
QUALCOMM	59,440	3,712,622
VeriFone Systems †	102,375	3,213,551
Yelp †	33,125	1,738,069
		21,407,701
Utilities – 3.29%
j2 Global @	50,767	2,916,056
		2,916,056
Total Common Stock (cost $54,230,411)		82,414,188

	Principal amount°	Value (U.S. $)
Short-Term Investments − 4.04%
Discount Notes – 2.11%≠
Federal Home Loan Bank
0.065% 2/25/15	247,693	$247,691
0.065% 3/5/15	234,406	234,402
0.065% 4/20/15	214,797	214,782
0.07% 4/6/15	305,105	305,088
0.08% 2/20/15	382,877	382,875
0.08% 3/18/15	69,820	69,819
0.085% 3/27/15	98,549	98,547
0.10% 4/8/15	322,616	322,597
		1,875,801
Repurchase Agreements – 1.93%
Bank of America Merrill Lynch
0.03%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $640,081
(collateralized by U.S.
government obligations
0.000%–7.875%
2/26/15–8/15/40; market
value $652,881)	640,080	640,080
Bank of Montreal
0.05%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $426,722
(collateralized by U.S.
government obligations
0.75%–3.875%
6/30/16–8/15/40; market
value $435,254)	426,720	426,720
BNP Paribas
0.06%, dated 1/30/15, to
be repurchased on 2/2/15,
repurchase price $643,802
(collateralized by U.S.
government obligations
0.000%–2.125%
7/31/16–5/15/29; market
value $656,675)	643,798	643,798
		1,710,598
Total Short-Term Investments
(cost $3,586,299)		3,586,399

(continues)      NQ-DPT-198 [1/15] 3/15 (14088) 1

Schedules of investments

Delaware Pooled® Trust — The Select 20 Portfolio (Unaudited)

Total Value of
Securities – 96.87%
(cost $57,816,710)	$86,000,587

Receivables and Other Assets Net of
Liabilities – 3.13%	2,775,505
Net Assets – 100.00%	$88,776,092
____________________

@	Illiquid security. At Jan. 31, 2015, the aggregate value of illiquid securities was $2,916,056,which represents 3.28% of the Portfolio’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

2 NQ-DPT-198 [1/15] 3/15 (14088)

Notes

Delaware Pooled® Trust — The Select 20 Portfolio
January 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Inputs are significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2015:

	Level 1	Level 2	Total
Common Stock	$82,414,188	$—	$82,414,188
Short-Term Investments	—	3,586,399	3,586,399
Total	$82,414,188	$3,586,399	$86,000,587

NQ-DPT-198 [1/15] 3/15 (14088) 3

(Unaudited)

2. Investments (continued)

During the period ended Jan. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2015 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-198 [1/15] 3/15 (14088)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: